UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04920

WASATCH FUNDS TRUST

(Exact name of registrant as specified in charter)

505 Wakara Way 3rd Floor Salt Lake City, Utah	84108
(Address of principal executive offices)	(Zip code)

(Name and Address of Agent for Service)	Copy to:

Samuel S. Stewart, Jr. Wasatch Funds Trust 505 Wakara Way, 3rd Floor Salt Lake City, Utah 84108	Eric F. Fess, Esq. Chapman & Cutler LLP 111 West Monroe Street Chicago, IL 60603

Registrant’s telephone number, including area code: (801) 533-0777

Date of fiscal year end: September 30

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Airlines 3.6%
185,476	Allegiant Travel Co.	$25,150,546
570,425	Spirit Airlines, Inc.*	29,462,451

		54,612,997

	Application Software 7.7%
296,505	Globant S.A.* (Argentina)	12,880,177
247,366	Guidewire Software, Inc.*	16,996,518
215,318	Tyler Technologies, Inc.*	37,824,913
126,501	Ultimate Software Group, Inc. (The)*	26,572,800
829,560	Zendesk, Inc.*	23,045,177

		117,319,585

	Asset Management & Custody Banks 1.3%
368,969	SEI Investments Co.	19,843,153

	Automotive Retail 1.5%
565,333	Monro Muffler Brake, Inc.	23,602,653

	Biotechnology 3.6%
1,908,420	Abcam plc (United Kingdom)	24,197,520
1,582,827	Sangamo Therapeutics Inc.*	13,928,878
311,800	Seattle Genetics, Inc.*	16,132,532

		54,258,930

	Building Products 2.0%
452,234	Trex Co., Inc.*	30,598,152

	Consumer Finance 3.8%
137,902	Credit Acceptance Corp.*	35,460,120
606,526	PRA Group, Inc.*	22,987,336

		58,447,456

	Data Processing & Outsourced Services 2.0%
350,214	Euronet Worldwide, Inc.*	30,598,197

	Distributors 1.3%
163,176	Pool Corp.	19,184,602

	Diversified Banks 2.1%
6,656,038	City Union Bank Ltd. (India)	18,298,634
583,524	Yes Bank Ltd. (India)	13,233,616

		31,532,250

	Diversified Support Services 4.9%
1,452,924	Copart, Inc.*	46,188,454
606,047	Healthcare Services Group, Inc.	28,381,181

		74,569,635

	Environmental & Facilities Services 1.8%
429,743	Waste Connections, Inc.	27,684,012

	General Merchandise Stores 1.6%
581,194	Ollie’s Bargain Outlet Holdings, Inc.*	24,758,864

	Health Care Facilities 2.1%
1,489,903	Ensign Group, Inc. (The)	32,435,188

	Health Care REITs 1.9%
1,536,988	CareTrust REIT, Inc.	28,495,757

	Health Care Services 1.4%
366,822	MEDNAX, Inc.*	22,145,044

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Homebuilding 1.7%
492,810	Installed Building Products, Inc.*	$26,094,289

	Industrial Machinery 3.3%
370,023	Barnes Group, Inc.	21,657,446
284,169	RBC Bearings, Inc.*	28,917,038

		50,574,484

	Internet & Direct Marketing Retail 3.0%
508,640	MakeMyTrip Ltd.* (India)	17,064,872
378,336	Wayfair, Inc., Class A*	29,086,472

		46,151,344

	Internet Software & Services 6.1%
397,730	Cimpress N.V.*	37,597,417
1,058,987	Cornerstone OnDemand, Inc.*	37,858,785
429,592	Envestnet, Inc.*	17,011,843

		92,468,045

	IT Consulting & Other Services 3.0%
319,418	EPAM Systems, Inc.*	26,859,860
320,124	Luxoft Holding, Inc.* (Switzerland)	19,479,545

		46,339,405

	Leisure Facilities 1.7%
1,086,506	Planet Fitness, Inc., Class A	25,359,050

	Life Sciences Tools & Services 2.9%
452,985	ICON plc* (Ireland)	44,297,403

	Managed Health Care 1.4%
439,385	HealthEquity, Inc.*	21,894,555

	Personal Products 1.2%
283,139	Nu Skin Enterprises, Inc., Class A	17,792,455

	Real Estate Services 1.5%
660,390	HFF, Inc., Class A	22,961,760

	Regional Banks 11.5%
579,631	Eagle Bancorp, Inc.*	36,690,642
340,636	Independent Bank Corp.	22,703,390
577,628	Metro Bank plc* (United Kingdom)	26,993,650
305,049	South State Corp.	26,142,699
436,026	Texas Capital Bancshares, Inc.*	33,748,413
564,573	Webster Financial Corp.	29,482,002

		175,760,796

	Restaurants 1.1%
681,753	Fiesta Restaurant Group, Inc.*	14,078,200
222,709	Zoe’s Kitchen, Inc.*	2,652,464

		16,730,664

	Semiconductors 3.6%
528,687	Cavium, Inc.*	32,847,323
237,314	Monolithic Power Systems, Inc.	22,877,070

		55,724,393

	Specialty Chemicals 2.3%
461,056	Balchem Corp.	35,828,662

	Specialty Stores 1.3%
406,157	Five Below, Inc.*	20,051,971

	Systems Software 3.7%
308,862	CyberArk Software Ltd.* (Israel)	15,427,657
642,523	Fortinet, Inc.*	24,056,061

WASATCH CORE GROWTH FUND (WGROX / WIGRX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
188,794	Proofpoint, Inc.*	$16,392,983

		55,876,701

	Trading Companies & Distributors 2.3%
605,434	WESCO International, Inc.*	34,691,368

	Trucking 3.9%
627,240	Knight Transportation, Inc.	23,239,242
375,268	Old Dominion Freight Line, Inc.	35,740,524

		58,979,766

	Total Common Stocks (cost $971,288,035)	1,497,663,586

	PREFERRED STOCKS 0.2%

	Systems Software 0.2%
209,500	DocuSign, Inc., Series F Pfd.* *** †	3,812,900

	Total Preferred Stocks (cost $4,000,004)	3,812,900

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$23,794,141	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $24,455,000 of United States Treasury Notes 2.000% due 6/30/24; value: $24,271,588; repurchase proceeds: $23,794,379 (cost $23,794,141)	$23,794,141

	Total Short-Term Investments (cost $23,794,141)	23,794,141

	Total Investments (cost $999,082,180) 99.9%	1,525,270,627
	Other Assets less Liabilities 0.1%	887,760

	NET ASSETS 100.0%	$1,526,158,387

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Core Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.9
India	3.2
Ireland	3.0
Israel	1.0
Switzerland	1.3
United Kingdom	3.4
United States	87.2

Total	100.0%

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.8%

	Apparel, Accessories & Luxury Goods 1.3%
9,750	Page Industries Ltd. (India)	$2,511,506

	Auto Parts & Equipment 4.8%
4,993	Bosch Ltd. (India)	1,805,629
33,721	Dynamatic Technologies Ltd.* (India)	1,317,278
356,113	Endurance Technologies Ltd.* (India)	4,820,714
19,555	WABCO India Ltd. (India)	1,674,522

		9,618,143

	Building Products 3.9%
383,215	Kajaria Ceramics Ltd. (India)	3,926,861
322,360	Somany Ceramics Ltd. (India)	3,865,078

		7,791,939

	Commodity Chemicals 5.5%
1,230,154	Berger Paints India Ltd. (India)	4,700,801
508,322	Gulf Oil Lubricants India Ltd. (India)	6,397,524

		11,098,325

	Consumer Finance 5.2%
325,671	Bajaj Finance Ltd. (India)	6,920,524
266,446	Repco Home Finance Ltd. (India)	3,425,926

		10,346,450

	Department Stores 2.2%
249,900	V-Mart Retail Ltd. (India)	4,496,363

	Diversified Banks 8.7%
451,041	AU Small Finance Bank Ltd.* *** † (India)	2,365,754
116,466	HDFC Bank Ltd. ADR (India)	10,129,048
134,019	IndusInd Bank Ltd. (India)	3,072,977
125,025	Kotak Mahindra Bank Ltd. (India)	1,852,914

		17,420,693

	Diversified Chemicals 1.7%
279,781	Pidilite Industries Ltd. (India)	3,489,174

	Electrical Components & Equipment 2.0%
306,731	Amara Raja Batteries Ltd.* (India)	3,994,680

	Fertilizers & Agricultural Chemicals 3.4%
42,087	Bayer CropScience Ltd. (India)	3,017,958
291,385	UPL Ltd. (India)	3,800,233

		6,818,191

	Financial Exchanges & Data 1.7%
112,487	CRISIL Ltd. (India)	3,402,237

	Food Retail 4.0%
634,922	Avenue Supermarts Ltd.* (India)	7,951,566

	Health Care Facilities 0.9%
93,770	Apollo Hospitals Enterprise Ltd.* (India)	1,846,894

	Health Care Services 1.8%
295,585	Dr. Lal PathLabs Ltd. (India)	3,567,370

	Hotels, Resorts & Cruise Lines 1.5%
1,013,650	Byke Hospitality Ltd. (The) (India)	2,934,116

	Housewares & Specialties 2.0%
487,269	LA Opala RG Ltd. (India)	3,916,244

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Human Resource & Employment Services 3.1%
434,350	Quess Corp. Ltd.* (India)	$6,175,817

	Industrial Machinery 2.7%
74,785	AIA Engineering Ltd. (India)	1,614,002
569,687	Elgi Equipments Ltd. (India)	2,037,697
93,174	Vesuvius India Ltd. (India)	1,800,415

		5,452,114

	Internet & Direct Marketing Retail 3.8%
225,511	MakeMyTrip Ltd.* (India)	7,565,894

	Life & Health Insurance 3.7%
622,549	ICICI Prudential Life Insurance Co. Ltd. (India)	4,542,164
298,560	Max Financial Services Ltd. (India)	2,900,726

		7,442,890

	Life Sciences Tools & Services 1.5%
303,969	Divi’s Laboratories Ltd.* (India)	3,050,153

	Office Services & Supplies 1.7%
16,805	3M India Ltd.* (India)	3,444,846

	Packaged Foods & Meats 3.5%
51,275	Britannia Industries Ltd. (India)	2,930,380
172,770	Manpasand Beverages Ltd.* (India)	2,100,905
968,967	Prabhat Dairy Ltd. (India)	1,963,043

		6,994,328

	Personal Products 6.0%
166,600	Colgate-Palmolive India Ltd. (India)	2,848,084
326,592	Cupid Ltd. (India)	1,386,958
405,357	Dabur India Ltd. (India)	1,827,438
226,890	Godrej Consumer Products Ltd. (India)	3,404,534
20,449	Procter & Gamble Hygiene & Health Care Ltd. (India)	2,534,411

		12,001,425

	Pharmaceuticals 4.1%
142,978	Amrutanjan Health Care Ltd. (India)	1,495,310
426,388	Natco Pharma Ltd. (India)	6,662,570

		8,157,880

	Soft Drinks 1.4%
348,871	Varun Beverages Ltd.* (India)	2,860,594

	Specialty Chemicals 3.4%
278,772	Asian Paints Ltd. (India)	4,765,702
523,694	SH Kelkar & Co. Ltd.* (India)	2,131,235

		6,896,937

	Textiles 2.1%
3,303,763	Welspun India Ltd. (India)	4,232,088

	Thrifts & Mortgage Finance 11.2%
310,231	Gruh Finance Ltd. (India)	2,140,600
315,543	Housing Development Finance Corp. Ltd. (India)	7,868,865
200,675	Indiabulls Housing Finance Ltd. (India)	3,359,977
163,273	LIC Housing Finance Ltd. (India)	1,879,329
286,473	PNB Housing Finance Ltd.* (India)	7,091,190

		22,339,961

	Total Common Stocks (cost $147,659,836)	197,818,818

WASATCH EMERGING INDIA FUND (WAINX / WIINX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.4%

	Repurchase Agreement 0.4%
$721,807	Repurchase Agreement dated 6/30/17,0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $720,000 of United States Treasury Notes 0.375% due 7/15/25; value: $739,881; repurchase proceeds: $721,814 (cost $721,807)	$721,807

	Total Short-Term Investments (cost $721,807)	721,807

	Total Investments (cost $148,381,643) 99.2%	198,540,625
	Other Assets less Liabilities 0.8%	1,664,822

	NET ASSETS 100.0%	$200,205,447

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Emerging India Fund’s investments, excluding short-term investments, were in the following country:

COUNTRY	%
India	100.0

Total	100.0%

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.8%

	Airport Services 4.9%
87,104	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B (Mexico)	$981,488
55,451	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	1,169,684

		2,151,172

	Biotechnology 4.7%
4,133	Medy-Tox, Inc. (Korea)	2,022,882

	Cable & Satellite 3.6%
7,932	Naspers Ltd., Class N (South Africa)	1,543,049

	Commodity Chemicals 1.5%
170,642	Berger Paints India Ltd. (India)	652,076

	Consumer Finance 4.3%
87,366	Bajaj Finance Ltd. (India)	1,856,532

	Diversified Banks 7.7%
51,972	HDFC Bank Ltd. (India)	1,330,588
198,976	Kasikornbank Public Co. Ltd. (Thailand)	1,168,552
626,189	PT Bank Central Asia Tbk (Indonesia)	854,008

		3,353,148

	Drug Retail 4.1%
83,413	Raia Drogasil S.A. (Brazil)	1,765,247

	Fertilizers & Agricultural Chemicals 2.0%
67,470	UPL Ltd. (India)	879,941

	Food Retail 4.7%
16,371	BGF Retail Co. Ltd. (Korea)	1,445,152
65,665	President Chain Store Corp. (Taiwan)	590,381

		2,035,533

	Health Care Facilities 3.9%
742,137	Bangkok Dusit Medical Services Public Co. Ltd., Class F (Thailand)	419,459
44,402	NMC Health plc (United Arab Emirates)	1,264,194

		1,683,653

	Highways & Railtracks 2.0%
73,307	Promotora y Operadora de Infraestructura S.A.B. de C.V. (Mexico)	875,705

	Home Furnishings 2.2%
88,000	Nien Made Enterprise Co. Ltd. (Taiwan)	976,331

	Industrial Machinery 1.3%
107,525	Weg S.A. (Brazil)	574,479

	Internet & Direct Marketing Retail 8.8%
39,588	Ctrip.com International Ltd. ADR* (China)	2,132,210
50,783	MakeMyTrip Ltd.* (India)	1,703,769

		3,835,979

	Internet Software & Services 13.9%
12,262	Alibaba Group Holding Ltd. ADR* (China)	1,727,716
10,179	MercadoLibre, Inc. (Brazil)	2,553,708
49,100	Tencent Holdings Ltd. (China)	1,755,851

		6,037,275

	Life & Health Insurance 4.9%
78,664	Discovery Ltd. (South Africa)	769,173
186,718	ICICI Prudential Life Insurance Co. Ltd. (India)	1,362,308

		2,131,481

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Marine Ports & Services 1.8%
413,280	International Container Terminal Services, Inc. (Philippines)	$801,006

	Multi-Line Insurance 1.3%
66,402	BB Seguridade Participacoes S.A. (Brazil)	574,245

	Multi-Sector Holdings 1.4%
25,271	GT Capital Holdings, Inc. (Philippines)	605,983

	Packaged Foods & Meats 4.2%
12,513	Britannia Industries Ltd. (India)	715,121
30,270	M Dias Branco S.A. (Brazil)	450,455
317,651	Vitasoy International Holdings Ltd. (China)	653,411

		1,818,987

	Personal Products 3.6%
40,826	Godrej Consumer Products Ltd. (India)	612,603
1,097	LG Household & Health Care Ltd. (Korea)	953,038

		1,565,641

	Regional Banks 1.9%
155,168	Grupo Financiero Interacciones S.A. de C.V., Class O (Mexico)	816,420

	Restaurants 1.9%
220,265	Alsea S.A.B. de C.V. (Mexico)	835,001

	Specialty Chemicals 1.3%
32,058	Asian Paints Ltd. (India)	548,042

	Textiles 1.4%
482,530	Welspun India Ltd. (India)	618,116

	Thrifts & Mortgage Finance 3.5%
61,391	PNB Housing Finance Ltd.* (India)	1,519,638

	Total Common Stocks (cost $32,810,680)	42,077,562

	PREFERRED STOCKS 2.3%

	Diversified Banks 2.3%
90,628	Banco Davivienda S.A., 2.82% (Colombia)	1,001,597

	Total Preferred Stocks (cost $846,850)	1,001,597

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.2%

	Repurchase Agreement 3.2%
$1,409,640	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $1,400,000 of United States Treasury Notes 0.375% due 7/15/25; value $1,438,658; repurchase proceeds: $1,409,654 (cost $1,409,640)	$1,409,640

	Total Short-Term Investments (cost $1,409,640)	1,409,640

WASATCH EMERGING MARKETS SELECT FUND (WAESX / WIESX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	Total Investments (cost $35,067,170) 102.3%§	$44,488,799
	Liabilities less Other Assets (2.3%)	(1,009,071)

	NET ASSETS 100.0%	$43,479,728

*Non-income producing.

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.96%.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Emerging Markets Select Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	13.7
China	14.5
Colombia	2.3
India	27.4
Indonesia	2.0
Korea	10.3
Mexico	10.9
Philippines	3.3
South Africa	5.4
Taiwan	3.6
Thailand	3.7
United Arab Emirates	2.9

Total	100.0%

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.1%

	Aerospace & Defense 0.7%
66,821	LIG Nex1 Co. Ltd. (Korea)	$4,321,771

	Airport Services 2.9%
1,904,312	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	11,469,679
331,262	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)	6,987,646

		18,457,325

	Application Software 0.9%
1,094,900	Linx S.A. (Brazil)	5,899,353

	Asset Management & Custody Banks 0.7%
1,903,235	Peregrine Holdings Ltd. (South Africa)	4,202,902

	Auto Parts & Equipment 2.8%
340,894	Cub Elecparts, Inc. (Taiwan)	4,448,880
698,615	Hu Lane Associate, Inc. (Taiwan)	4,053,437
2,197,768	Minth Group Ltd. (China)	9,317,526

		17,819,843

	Automobile Manufacturers 0.4%
155,155	Indus Motor Co. Ltd. (Pakistan)	2,636,969

	Automotive Retail 2.3%
7,550,658	China Yongda Automobiles Services Holdings Ltd. (China)	7,669,177
3,789,735	Zhongsheng Group Holdings Ltd. (China)	7,067,422

		14,736,599

	Biotechnology 3.5%
73,515	China Biologic Products, Inc.* (China)	8,314,546
28,210	Medy-Tox, Inc. (Korea)	13,807,281

		22,121,827

	Building Products 1.2%
704,827	Kajaria Ceramics Ltd. (India)	7,222,466

	Commodity Chemicals 1.2%
1,942,292	Berger Paints India Ltd. (India)	7,422,102

	Communications Equipment 0.4%
220,237	Advanced Ceramic X Corp. (Taiwan)	2,678,754

	Consumer Finance 6.5%
321,339	Bajaj Finance Ltd. (India)	6,828,469
1,680,661	Credito Real SAB de C.V.SOFOM ER (Mexico)	2,618,863
96,844	KRUK S.A. (Poland)	8,049,317
3,340,775	Muangthai Leasing Public Co. Ltd. (Thailand)	3,294,553
425,845	Repco Home Finance Ltd. (India)	5,475,456
6,396,949	Srisawad Power 1979 Public Co. Ltd. (Thailand)	9,462,664
1,901,894	Unifin Financiera SAPI de C.V. SOFOM (Mexico)	5,222,971

		40,952,293

	Data Processing & Outsourced Services 0.5%
6,299,727	My EG Services Berhad (Malaysia)	3,213,959

	Department Stores 1.2%
592,026	Poya International Co. Ltd. (Taiwan)	7,512,230

	Diversified Banks 3.6%
1,196,678	Moneta Money Bank AS (Czech Republic)	4,008,262
1,585,724	Security Bank Corp. (Philippines)	6,819,305
568,289	TCS Group Holding plc GDR (Russia)	6,535,323

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
2,410,295	United Bank Ltd. (Pakistan)	$5,425,175

		22,788,065

	Diversified Chemicals 1.1%
546,850	Pidilite Industries Ltd. (India)	6,819,815

	Drug Retail 4.1%
1,310,914	Clicks Group Ltd. (South Africa)	14,028,508
571,407	Raia Drogasil S.A. (Brazil)	12,092,531

		26,121,039

	Electrical Components & Equipment 2.7%
388,543	Amara Raja Batteries Ltd.* (India)	5,060,151
545,580	Bizlink Holding, Inc. (Taiwan)	3,856,006
477,110	Voltronic Power Technology Corp. (Taiwan)	7,857,728

		16,773,885

	Electronic Components 4.5%
75,340	Chunghwa Precision Test Tech Co. Ltd. (Taiwan)	3,219,658
1,499,295	KCE Electronics Public Co. Ltd. (Thailand)	4,788,740
1,482,851	Sunny Optical Technology Group Co. Ltd. (China)	13,294,939
24,698,352	Tongda Group Holdings Ltd. (China)	7,307,533

		28,610,870

	Electronic Equipment & Instruments 1.5%
2,045,676	Chroma ATE, Inc. (Taiwan)	6,590,278
77,849	SFA Engineering Corp. (Korea)	3,058,438

		9,648,716

	Fertilizers & Agricultural Chemicals 2.2%
79,908	Bayer CropScience Ltd. (India)	5,730,011
597,676	UPL Ltd. (India)	7,794,869

		13,524,880

	Food Retail 1.4%
6,504	Avenue Supermarts Ltd.* (India)	81,454
98,970	BGF Retail Co. Ltd. (Korea)	8,736,591

		8,818,045

	Footwear 0.9%
90,321	CCC S.A. (Poland)	5,484,119

	General Merchandise Stores 1.4%
110,079	Magazine Luiza S.A. (Brazil)	8,506,210

	Health Care Equipment 1.5%
184,218	DIO Corp.* (Korea)	5,313,284
83,127	InBody Co. Ltd. (Korea)	1,979,820
93,020	Value Added Technologies Co. Ltd. (Korea)	2,272,350

		9,565,454

	Health Care Facilities 1.5%
329,328	NMC Health plc (United Arab Emirates)	9,376,478

	Health Care Services 0.4%
231,400	Dr. Lal PathLabs Ltd. (India)	2,792,731

	Health Care Supplies 0.5%
6,473,089	Yestar Healthcare Holdings Co. Ltd. (China)	3,299,783

	Highways & Railtracks 2.7%
2,654,150	EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	8,291,965
11,758,196	Yuexiu Transport Infrastructure Ltd. (China)	8,448,787

		16,740,752

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Home Furnishings 3.6%
36,014	Hanssem Co. Ltd. (Korea)	$5,791,702
12,776,216	Man Wah Holdings Ltd. (China)	11,471,258
477,878	Nien Made Enterprise Co. Ltd. (Taiwan)	5,301,901

		22,564,861

	Hotels, Resorts & Cruise Lines 2.4%
86,456	China Lodging Group Ltd. ADR* (China)	6,975,270
6,997,030	Minor International Public Co. Ltd. (Thailand)	8,290,564

		15,265,834

	Human Resource & Employment Services 1.9%
270,118	51job, Inc. ADR* (China)	12,082,378

	Industrial Conglomerates 0.8%
7,753,180	KAP Industrial Holdings Ltd. (South Africa)	4,818,143

	Industrial Machinery 1.0%
531,818	Airtac International Group (Taiwan)	6,284,963

	Insurance Brokers 0.3%
340,248	Wiz Solucoes e Corretagem de Seguros S.A. (Brazil)	1,889,753

	Internet & Direct Marketing Retail 1.1%
205,749	MakeMyTrip Ltd.* (India)	6,902,879

	Life & Health Insurance 1.6%
186,895	ING Life Insurance Korea Ltd.* (Korea)	5,553,843
444,985	Max Financial Services Ltd. (India)	4,323,351

		9,877,194

	Marine Ports & Services 1.2%
3,829,875	International Container Terminal Services, Inc. (Philippines)	7,422,944

	Movies & Entertainment 0.9%
74,060	Loen Entertainment, Inc. (Korea)	5,657,339

	Multi-Sector Holdings 0.0%
11,104	GT Capital Holdings, Inc. (Philippines)	266,267

	Office Services & Supplies 1.1%
33,892	3M India Ltd.* (India)	6,947,499

	Oil & Gas Equipment & Services 0.5%
568,620	TMK PJSC GDR (Russia)	3,013,686

	Oil & Gas Exploration & Production 0.6%
350,585	Parex Resources, Inc.* (Colombia)	3,987,607

	Other Diversified Financial Services 0.4%
144,068	PSG Group Ltd. (South Africa)	2,642,944

	Packaged Foods & Meats 4.9%
113,751	Britannia Industries Ltd. (India)	6,500,899
314,050	Manpasand Beverages Ltd.* (India)	3,818,887
1,282,607	Ulker Biskuvi Sanayi A.S. (Turkey)	8,092,733
4,603,243	Vitasoy International Holdings Ltd. (China)	9,468,915
3,081,970	Zhou Hei Ya International Holdings Co. Ltd. (China)	3,098,767

		30,980,201

	Pharmaceuticals 2.0%
13,017,213	China Animal Healthcare Ltd.* *** (China)	16,673
11,360	Hanmi Pharm Co. Ltd.* (Korea)	3,703,430
570,483	Natco Pharma Ltd. (India)	8,914,142

		12,634,245

	Property & Casualty Insurance 0.3%
1,261,720	Qualitas Controladora S.A.B. de C.V. (Mexico)	2,103,011

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Real Estate Operating Companies 1.9%
545,160	Iguatemi Empresa de Shopping Centers S.A. (Brazil)	$5,417,208
2,527,231	Parque Arauco S.A. (Chile)	6,365,428

		11,782,636

	Regional Banks 1.7%
693,128	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	4,392,023
30,854,660	PT Bank Tabungan Negara Tbk (Indonesia)	6,026,738

		10,418,761

	Research & Consulting Services 0.3%
356,553	Sporton International, Inc. (Taiwan)	1,805,035

	Restaurants 3.0%
1,761,608	Alsea S.A.B. de C.V. (Mexico)	6,678,071
368,755	Famous Brands Ltd. (South Africa)	3,551,548
774,984	Gourmet Master Co. Ltd. (Taiwan)	8,356,172

		18,585,791

	Semiconductor Equipment 1.3%
155,127	Koh Young Technology, Inc. (Korea)	8,134,965

	Semiconductors 4.9%
602,645	ASPEED Technology, Inc. (Taiwan)	13,392,111
287,982	eMemory Technology, Inc. (Taiwan)	3,763,079
541,352	Silergy Corp. (Taiwan)	10,428,411
604,760	Win Semiconductors Corp. (Taiwan)	3,320,017

		30,903,618

	Specialty Chemicals 2.3%
22,111,424	D&L Industries, Inc. (Philippines)	5,267,129
134,025	Frutarom Industries Ltd. (Israel)	9,356,623

		14,623,752

	Technology Hardware, Storage & Peripherals 1.6%
806,158	Ennoconn Corp. (Taiwan)	10,216,105

	Thrifts & Mortgage Finance 1.3%
328,372	PNB Housing Finance Ltd.* (India)	8,128,334

	Total Common Stocks (cost $447,743,211)	618,009,980

	PREFERRED STOCKS 2.2%

	Personal Products 2.2%
26,986	Amorepacific Corp., 0.85% (Korea)	4,387,009
18,011	LG Household & Health Care Ltd., 1.21% (Korea)	9,791,410

		14,178,419

	Total Preferred Stocks (cost $13,374,872)	14,178,419

	WARRANTS 0.0%

	Consumer Finance 0.0%
475,530	Srisawad Power 1979 Public Co. Ltd., expiring 05/29/20* (Thailand)	113,388

	Hotels, Resorts & Cruise Lines 0.0%
783,783	Minor International Public Co. Ltd., expiring 11/3/17* (Thailand)	106,596

	Total Warrants (cost $0)	219,984

WASATCH EMERGING MARKETS SMALL CAP FUND (WAEMX / WIEMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $461,118,083) 100.3%§	$632,408,383
	Liabilities less Other Assets (0.3%)	(2,145,079)

	NET ASSETS 100.0%	$630,263,304

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

§The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 2.44%.

ADR American Depositary Receipt.

GDR Global Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Emerging Markets Small Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Brazil	6.7
Chile	1.0
China	17.1
Colombia	0.6
Czech Republic	0.6
India	15.9
Indonesia	1.0
Israel	1.5
Korea	13.1
Malaysia	0.5
Mexico	6.2
Pakistan	1.3
Philippines	3.1
Poland	2.1
Russia	1.5
South Africa	4.6
Taiwan	16.3
Thailand	4.1
Turkey	1.3
United Arab Emirates	1.5

Total	100.0%

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX /WIFMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.0%

	Aerospace & Defense 1.2%
484,905	Aselsan Elektronik Sanayi Ve Ticaret A.S. (Turkey)	$3,012,697

	Air Freight & Logistics 3.3%
6,065,527	Aramex PJSC (United Arab Emirates)	8,554,160

	Apparel, Accessories & Luxury Goods 0.6%
340,000	Phu Nhuan Jewelry JSC (Vietnam)	1,522,678

	Automobile Manufacturers 5.2%
909,078	Honda Atlas Cars Pakistan Ltd. (Pakistan)	7,456,434
353,270	Indus Motor Co. Ltd. (Pakistan)	6,004,074

		13,460,508

	Cable & Satellite 2.6%
34,700	Naspers Ltd., Class N (South Africa)	6,750,354

	Commodity Chemicals 1.0%
100,793	Berger Paints Bangladesh Ltd. (Bangladesh)	2,626,283

	Construction Materials 3.4%
1,278,100	DG Khan Cement Co. Ltd. (Pakistan)	2,596,426
752,492	Lucky Cement Ltd. (Pakistan)	6,035,725

		8,632,151

	Consumer Finance 1.3%
2,245,200	Srisawad Power 1979 Public Co. Ltd. (Thailand)	3,321,204

	Diversified Banks 22.4%
5,077,162	Banca Transilvania S.A. (Romania)	3,415,602
40,099	Banco Macro S.A. ADR (Argentina)	3,696,727
446,190	Bank for Foreign Trade of Vietnam JSC (Vietnam)	755,722
3,548,579	CIMB Group Holdings Berhad (Malaysia)	5,439,449
846,650	Commercial International Bank S.A.E (Egypt)	3,734,231
29,166	Credicorp Ltd. (Peru)	5,232,089
98,790	Grupo Financiero Galicia S.A. ADR (Argentina)	4,212,405
206,025	Grupo Supervielle S.A. ADR (Argentina)	3,724,932
3,183,550	Habib Bank Ltd. (Pakistan)	8,193,732
62,845	Intercorp Financial Services, Inc. (Peru)	2,136,730
8	Military Commercial Joint Stock Bank (Vietnam)	8
1,640,314	National Bank of Kuwait SAK (Kuwait)	3,648,746
222,891	TBC Bank Group plc (Georgia)	4,598,420
3,891,910	United Bank Ltd. (Pakistan)	8,760,045

		57,548,838

	Diversified Real Estate Activities 4.4%
12,018,726	Ayala Land, Inc. (Philippines)	9,467,784
824,787	Consultatio S.A. (Argentina)	1,830,985

		11,298,769

	Electric Utilities 3.6%
159,098	Pampa Energia S.A. ADR* (Argentina)	9,362,917

	Food Retail 7.7%
144,743	BIM Birlesik Magazalar A.S. (Turkey)	2,684,273
3,494,889	CP ALL Public Co. Ltd. (Thailand)	6,455,822
2,973,136	Philippine Seven Corp. (Philippines)	10,664,638

		19,804,733

	Health Care Facilities 4.1%
367,982	NMC Health plc (United Arab Emirates)	10,477,018

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX /WIFMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Conglomerates 1.7%
270,765	SM Investments Corp. (Philippines)	$4,308,845

	Internet Software & Services 4.7%
47,689	MercadoLibre, Inc. (Brazil)	11,964,216

	Marine Ports & Services 0.2%
29,225	DP World Ltd. (United Arab Emirates)	611,387

	Multi-Sector Holdings 3.8%
329,460	Ayala Corp. (Philippines)	5,549,762
180,054	GT Capital Holdings, Inc. (Philippines)	4,317,585

		9,867,347

	Oil & Gas Refining & Marketing 0.7%
1,388,281	Pilipinas Shell Petroleum Corp. (Philippines)	1,859,845

	Oil & Gas Storage & Transportation 3.9%
600,411	Transportadora de Gas del Sur S.A. ADR* (Argentina)	9,972,827

	Packaged Foods & Meats 6.6%
4,492,712	Century Pacific Food, Inc. (Philippines)	1,602,632
1,574,862	Olympic Industries Ltd. (Bangladesh)	5,435,531
1,419,255	Vietnam Dairy Products JSC (Vietnam)	9,840,068

		16,878,231

	Pharmaceuticals 8.3%
368,960	Abbott Laboratories Pakistan Ltd. (Pakistan)	3,290,201
1,576,262	Beximco Pharmaceuticals Ltd. (Bangladesh)	2,206,348
726,979	DHG Pharmaceutical JSC (Vietnam)	3,975,342
599,050	Searle Company Ltd. (The) (Pakistan)	2,919,719
2,460,462	Square Pharmaceuticals Ltd. (Bangladesh)	8,823,937

		21,215,547

	Real Estate Operating Companies 1.3%
5,042,509	SM Prime Holdings, Inc. (Philippines)	3,297,717

	Restaurants 1.6%
41,998	AmRest Holdings SE* (Poland)	4,023,394

	Technology Distributors 2.7%
3,375,480	FPT Corp. (Vietnam)	6,957,074

	Wireless Telecommunication Services 2.7%
31,732,738	Safaricom Ltd. (Kenya)	6,885,117

	Total Common Stocks (cost $184,377,611)	254,213,857

	PREFERRED STOCKS 2.9%

	Diversified Banks 2.9%
665,528	Banco Davivienda S.A., 2.82% (Colombia)	7,355,240

	Total Preferred Stocks (cost $6,693,722)	7,355,240

	Total Investments (cost $191,071,333) 101.9%§	261,569,097
	Liabilities less Other Assets (1.9%)	(4,910,723)

	NET ASSETS 100.0%	$256,658,374

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 6.42%.

WASATCH FRONTIER EMERGING SMALL COUNTRIES FUND (WAFMX /WIFMX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Frontier Emerging Small Countries Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	12.6
Bangladesh	7.3
Brazil	4.6
Colombia	2.8
Egypt	1.4
Georgia	1.8
Kenya	2.6
Kuwait	1.4
Malaysia	2.1
Pakistan	17.3
Peru	2.8
Philippines	15.7
Poland	1.5
Romania	1.3
South Africa	2.6
Thailand	3.7
Turkey	2.2
United Arab Emirates	7.5
Vietnam	8.8

Total	100.0%

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Airlines 2.4%
10,787	Allegiant Travel Co.	$1,462,717
22,988	Spirit Airlines, Inc.*	1,187,330

		2,650,047

	Apparel, Accessories & Luxury Goods 1.0%
33,529	Ted Baker plc (United Kingdom)	1,043,709

	Application Software 7.9%
17,559	Aveva Group plc (United Kingdom)	443,673
50,520	Callidus Software, Inc.*	1,222,584
19,339	Globant S.A.* (Argentina)	840,086
23,708	HubSpot, Inc.*	1,558,801
6,391	Tyler Technologies, Inc.*	1,122,707
10,256	Ultimate Software Group, Inc. (The)*	2,154,375
44,863	Zendesk, Inc.*	1,246,294

		8,588,520

	Auto Parts & Equipment 0.7%
15,349	Linamar Corp. (Canada)	756,561

	Biotechnology 7.6%
78,444	Abcam plc (United Kingdom)	994,619
41,099	Exact Sciences Corp.*	1,453,672
7,834	Medy-Tox, Inc. (Korea)	3,834,322
89,818	Sangamo Therapeutics Inc.*	790,398
22,216	Seattle Genetics, Inc.*	1,149,456

		8,222,467

	Building Products 4.1%
179,001	Somany Ceramics Ltd. (India)	2,146,212
33,626	Trex Co., Inc.*	2,275,135

		4,421,347

	Consumer Finance 3.2%
43,767	Bajaj Finance Ltd. (India)	930,051
4,811	Credit Acceptance Corp.*	1,237,101
879,383	Srisawad Power 1979 Public Co. Ltd. (Thailand)	1,300,824

		3,467,976

	Diversified Chemicals 1.1%
95,598	Pidilite Industries Ltd. (India)	1,192,211

	Diversified Real Estate Activities 0.9%
51,222	Patrizia Immobilien AG* (Germany)	966,765

	Diversified Support Services 1.9%
65,750	Copart, Inc.*	2,090,193

	Drug Retail 1.1%
7,090	Ain Holdings, Inc. (Japan)	511,854
3,370	Cosmos Pharmaceutical Corp. (Japan)	655,573

		1,167,427

	Electrical Components & Equipment 1.0%
68,841	Voltronic Power Technology Corp. (Taiwan)	1,133,772

	Fertilizers & Agricultural Chemicals 0.9%
72,192	UPL Ltd. (India)	941,526

	Food Retail 0.0%
2,868	Avenue Supermarts Ltd.* (India)	35,918

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	General Merchandise Stores 3.1%
47,800	Ollie’s Bargain Outlet Holdings, Inc.*	$2,036,280
28,784	Seria Co. Ltd. (Japan)	1,389,617

		3,425,897

	Health Care Equipment 2.3%
12,869	Cochlear Ltd. (Australia)	1,537,573
31,620	DIO Corp.* (Korea)	911,996

		2,449,569

	Health Care Facilities 1.9%
95,647	Ensign Group, Inc. (The)	2,082,235

	Health Care Services 0.7%
64,377	Dr. Lal PathLabs Ltd. (India)	776,956

	Health Care Supplies 1.1%
15,620	Sartorius Stedim Biotech (France)	1,211,362

	Health Care Technology 0.5%
21,480	M3, Inc. (Japan)	591,070

	Highways & Railtracks 1.5%
504,700	EcoRodovias Infraestrutura e Logistica S.A. (Brazil)	1,576,759

	Homebuilding 2.8%
28,113	Installed Building Products, Inc.*	1,488,583
39,666	LGI Homes, Inc.*	1,593,780

		3,082,363

	Industrial Machinery 1.2%
440,543	Rotork plc (United Kingdom)	1,350,690

	Internet & Direct Marketing Retail 4.6%
91,309	MakeMyTrip Ltd.* (India)	3,063,417
24,965	Wayfair, Inc., Class A*	1,919,309

		4,982,726

	Internet Software & Services 9.9%
14,557	Cimpress N.V.*	1,376,073
46,886	Cornerstone OnDemand, Inc.*	1,676,175
22,270	Dip Corp. (Japan)	451,835
43,282	Envestnet, Inc.*	1,713,967
44,698	Gurunavi, Inc. (Japan)	725,660
13,247	MercadoLibre, Inc. (Brazil)	3,323,407
9,951	Rightmove plc (United Kingdom)	550,829
30,415	SMS Co. Ltd. (Japan)	922,117

		10,740,063

	IT Consulting & Other Services 1.2%
21,958	Luxoft Holding, Inc.* (Switzerland)	1,336,144

	Life & Health Insurance 2.6%
392,191	ICICI Prudential Life Insurance Co. Ltd. (India)	2,861,455

	Managed Health Care 2.8%
60,162	HealthEquity, Inc.*	2,997,872

	Movies & Entertainment 1.0%
13,950	Loen Entertainment, Inc. (Korea)	1,065,621

	Office Services & Supplies 2.0%
5,495	3M India Ltd.* (India)	1,126,417
243,070	IWG plc (United Kingdom)	1,023,840

		2,150,257

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Packaged Foods & Meats 1.3%
117,660	Manpasand Beverages Ltd.* (India)	$1,430,760

	Pharmaceuticals 3.5%
14,891	Intra-Cellular Therapies, Inc.*	184,946
12,972	Ipsen S.A. (France)	1,775,694
117,017	Natco Pharma Ltd. (India)	1,828,461

		3,789,101

	Regional Banks 4.7%
19,184	Eagle Bancorp, Inc.*	1,214,347
18,751	Metro Bank plc* (United Kingdom)	876,270
10,552	Signature Bank*	1,514,529
20,125	Texas Capital Bancshares, Inc.*	1,557,675

		5,162,821

	Research & Consulting Services 1.4%
41,000	Nihon M&A Center, Inc. (Japan)	1,498,200

	Restaurants 2.2%
23,692	Chuy’s Holdings, Inc.*	554,393
28,231	Domino’s Pizza Enterprises Ltd. (Australia)	1,130,049
36,072	Fiesta Restaurant Group, Inc.*	744,887

		2,429,329

	Semiconductors 3.7%
47,640	Cavium, Inc.*	2,959,873
13,518	Melexis N.V. (Belgium)	1,110,106

		4,069,979

	Specialized Finance 0.8%
21,474	Banca IFIS S.p.A. (Italy)	872,408

	Specialty Chemicals 2.3%
20,329	Frutarom Industries Ltd. (Israel)	1,419,219
103,107	Hexpol AB (Sweden)	1,125,344

		2,544,563

	Specialty Stores 1.6%
21,338	Five Below, Inc.*	1,053,457
65,558	XXL ASA (Norway)	630,158

		1,683,615

	Systems Software 0.9%
19,531	CyberArk Software Ltd.* (Israel)	975,573

	Trading Companies & Distributors 2.1%
37,100	MISUMI Group, Inc. (Japan)	846,398
44,200	MonotaRO Co. Ltd. (Japan)	1,422,574

		2,268,972

	Trucking 2.0%
59,941	Knight Transportation, Inc.	2,220,814

	Total Common Stocks (cost $72,230,734)	108,305,613

	WARRANTS 0.0%

	Consumer Finance 0.0%
89,968	Srisawad Power 1979 Public Co. Ltd., expiring 05/29/20* (Thailand)	21,453

	Total Warrants (cost $0)	21,453

WASATCH GLOBAL OPPORTUNITIES FUND (WAGOX / WIGOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.8%

	Repurchase Agreement 0.8%
$924,848	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $920,000 of United States Treasury Notes 0.375% due 7/15/25; value: $945,404; repurchase proceeds: $924,857 (cost $924,848)	$924,848

	Total Short-Term Investments (cost $924,848)	924,848

	Total Investments (cost $73,155,582) 100.3%§	109,251,914
	Liabilities less Other Assets (0.3%)	(344,073)

	NET ASSETS 100.0%	$108,907,841

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.30%. See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Global Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.8
Australia	2.5
Belgium	1.0
Brazil	4.5
Canada	0.7
France	2.8
Germany	0.9
India	15.1
Israel	2.2
Italy	0.8
Japan	8.3
Korea	5.4
Norway	0.6
Sweden	1.0
Switzerland	1.2
Taiwan	1.0
Thailand	1.2
United Kingdom	5.8
United States	44.2

Total	100.0%

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 98.5%

	Airport Services 0.6%
1,376,972	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	$8,293,508

	Apparel Retail 0.3%
93,236	Tokyo Base Co. Ltd.* (Japan)	3,755,137

	Apparel, Accessories & Luxury Goods 2.4%
766,603	Moncler S.p.A. (Italy)	17,949,295
531,540	Ted Baker plc (United Kingdom)	16,546,067

		34,495,362

	Application Software 3.1%
603,115	Aveva Group plc (United Kingdom)	15,239,222
1,360,333	Computer Modelling Group Ltd. (Canada)	10,678,740
47,622	Nemetschek SE (Germany)	3,546,323
3,339,366	Technology One Ltd. (Australia)	14,783,826

		44,248,111

	Asset Management & Custody Banks 0.6%
671,002	Burford Capital Ltd. (United Kingdom)	7,874,256

	Biotechnology 4.6%
2,977,481	Abcam plc (United Kingdom)	37,752,516
56,600	Medy-Tox, Inc. (Korea)	27,702,661

		65,455,177

	Data Processing & Outsourced Services 0.5%
128,300	GMO Payment Gateway, Inc. (Japan)	7,095,141

	Diversified Banks 0.4%
212,084	Secure Trust Bank plc (United Kingdom)	5,490,046

	Diversified Real Estate Activities 1.4%
1,094,303	Patrizia Immobilien AG* (Germany)	20,653,900

	Drug Retail 5.2%
191,728	Ain Holdings, Inc. (Japan)	13,841,577
1,411,292	Clicks Group Ltd. (South Africa)	15,102,685
135,537	Cosmos Pharmaceutical Corp. (Japan)	26,366,300
919,200	Raia Drogasil S.A. (Brazil)	19,452,779

		74,763,341

	Electric Utilities 0.5%
117,937	Direct Energie (France)	7,154,008

	Electrical Components & Equipment 2.0%
1,209,690	Amara Raja Batteries Ltd.* (India)	15,754,276
790,233	Voltronic Power Technology Corp. (Taiwan)	13,014,686

		28,768,962

	Electronic Equipment & Instruments 2.7%
858,412	Ai Holdings Corp. (Japan)	23,086,875
1,076,051	Halma plc (United Kingdom)	15,416,525

		38,503,400

	Electronic Manufacturing Services 0.9%
1,528,200	Venture Corp. Ltd. (Singapore)	13,375,566

	Fertilizers & Agricultural Chemicals 1.2%
1,355,155	UPL Ltd. (India)	17,673,884

	General Merchandise Stores 3.1%
1,608,704	B&M European Value Retail S.A. (United Kingdom)	7,096,632

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
762,126	Seria Co. Ltd. (Japan)	$36,793,458

		43,890,090

	Health Care Distributors 1.4%
464,800	Japan Lifeline Co. Ltd. (Japan)	19,649,913

	Health Care Equipment 2.2%
261,310	Cochlear Ltd. (Australia)	31,221,021

	Health Care Services 0.5%
594,481	Dr. Lal PathLabs Ltd. (India)	7,174,699

	Health Care Supplies 2.3%
2,797,617	Nanosonics Ltd.* (Australia)	5,461,631
343,937	Sartorius Stedim Biotech (France)	26,672,989

		32,134,620

	Health Care Technology 1.2%
489,360	M3, Inc. (Japan)	13,465,830
120,240	RaySearch Laboratories AB* (Sweden)	3,361,131

		16,826,961

	Home Furnishings 1.0%
1,222,774	Nien Made Enterprise Co. Ltd. (Taiwan)	13,566,280

	Homefurnishing Retail 0.8%
301,640	Maisons du Monde S.A.* (France)	11,736,006

	Hotels, Resorts & Cruise Lines 2.9%
1,139,006	Corporate Travel Management Ltd. (Australia)	20,082,592
18,367,513	Minor International Public Co. Ltd. (Thailand)	21,763,097

		41,845,689

	Household Products 0.7%
272,284	Pigeon Corp. (Japan)	9,852,820

	Human Resource & Employment Services 0.7%
362,000	en-japan, Inc. (Japan)	9,420,529

	Industrial Machinery 2.0%
6,828,139	Rotork plc (United Kingdom)	20,934,845
95,297	Stabilus S.A. (Germany)	7,400,265

		28,335,110

	Internet & Direct Marketing Retail 2.1%
126,058	ASOS plc* (United Kingdom)	9,438,950
1,757,020	Trade Me Group Ltd. (New Zealand)	6,862,610
68,743	zooplus AG* (Germany)	13,661,574

		29,963,134

	Internet Software & Services 8.4%
373,344	Dip Corp. (Japan)	7,574,759
653,426	Gurunavi, Inc. (Japan)	10,608,188
1,533,500	Infomart Corp. (Japan)	11,616,288
194,587	Rightmove plc (United Kingdom)	10,771,190
449,259	Scout24 AG (Germany)	16,545,587
948,055	SMS Co. Ltd. (Japan)	28,742,988
86,466	XING AG (Germany)	23,015,345
2,220,122	ZPG plc (United Kingdom)	10,461,798

		119,336,143

	IT Consulting & Other Services 1.0%
842,049	Altran Technologies S.A. (France)	13,724,115

	Leisure Products 0.3%
529,344	Yonex Co. Ltd. (Japan)	4,776,921

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Life & Health Insurance 1.3%
1,914,121	Max Financial Services Ltd. (India)	$18,597,068

	Life Sciences Tools & Services 2.6%
2,312,152	Clinigen Group plc* (United Kingdom)	25,928,684
61,640	Tecan Group AG (Switzerland)	11,590,043

		37,518,727

	Movies & Entertainment 1.9%
597,463	CTS Eventim AG & Co KGaA (Germany)	26,422,225

	Multi-Sector Holdings 0.1%
58,598	GT Capital Holdings, Inc. (Philippines)	1,405,144

	Office Services & Supplies 1.5%
5,169,957	IWG plc (United Kingdom)	21,776,490

	Oil & Gas Equipment & Services 2.3%
686,192	Pason Systems, Inc. (Canada)	10,233,616
456,570	ShawCor Ltd. (Canada)	9,322,928
669,197	TGS-NOPEC Geophysical Co. ASA (Norway)	13,714,581

		33,271,125

	Other Diversified Financial Services 0.2%
26,058	Hypoport AG* (Germany)	3,378,002

	Packaged Foods & Meats 2.4%
16,385,449	Vitasoy International Holdings Ltd. (China)	33,705,027

	Pharmaceuticals 2.5%
265,329	Ipsen S.A. (France)	36,319,995

	Property & Casualty Insurance 0.6%
5,332,656	Qualitas Controladora S.A.B. de C.V. (Mexico)	8,888,372

	Regional Banks 2.2%
604,053	Canadian Western Bank (Canada)	12,753,679
387,050	Metro Bank plc* (United Kingdom)	18,087,579

		30,841,258

	Research & Consulting Services 1.8%
700,064	Nihon M&A Center, Inc. (Japan)	25,581,356

	Restaurants 1.0%
346,694	Domino’s Pizza Enterprises Ltd. (Australia)	13,877,705

	Semiconductor Equipment 0.5%
411,100	Japan Material Co. Ltd. (Japan)	7,668,262

	Semiconductors 2.5%
211,565	Melexis N.V. (Belgium)	17,373,837
985,999	Silergy Corp. (Taiwan)	18,993,932

		36,367,769

	Soft Drinks 1.0%
610,917	Fevertree Drinks plc (United Kingdom)	13,566,491

	Specialized Finance 1.0%
345,468	Banca IFIS S.p.A. (Italy)	14,035,074

	Specialty Chemicals 4.3%
322,220	Chr. Hansen Holding A/S (Denmark)	23,435,172
238,362	Frutarom Industries Ltd. (Israel)	16,640,652
1,975,105	Hexpol AB (Sweden)	21,556,958

		61,632,782

	Specialty Stores 0.9%
1,357,896	XXL ASA (Norway)	13,052,392

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Systems Software 1.5%
346,709	Kinaxis, Inc.* (Canada)	$21,586,432

	Technology Hardware, Storage & Peripherals 0.8%
889,305	Ennoconn Corp. (Taiwan)	11,269,792

	Thrifts & Mortgage Finance 2.1%
1,187,534	PNB Housing Finance Ltd.* (India)	29,395,543

	Trading Companies & Distributors 6.5%
1,108,092	Diploma plc (United Kingdom)	15,947,736
1,506,315	MISUMI Group, Inc. (Japan)	34,365,008
793,012	MonotaRO Co. Ltd. (Japan)	25,523,036
745,323	Richelieu Hardware Ltd. (Canada)	17,270,941

		93,106,721

	Total Common Stocks (cost $985,950,023)	1,404,317,602

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.6%

	Repurchase Agreement 1.6%
$23,526,985	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $24,180,000 of United States Treasury Notes 2.000% due 6/30/24; value: $23,998,650; repurchase proceeds: $23,527,220 (cost $23,526,985)	$23,526,985

	Total Short-Term Investments (cost $23,526,985)	23,526,985

	Total Investments (cost $1,009,477,008) 100.1%§	1,427,844,587
	Liabilities less Other Assets (0.1%)	(733,984)

	NET ASSETS 100.0%	$1,427,110,603

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 1.17%. See Notes to Schedules of Investments.

At June 30, 2017, Wasatch International Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	6.1
Belgium	1.2
Brazil	1.4
Canada	5.8
China	2.4
Denmark	1.7
France	6.8
Germany	8.2
India	6.3
Israel	1.2
Italy	2.3
Japan	22.8
Korea	2.0

WASATCH INTERNATIONAL GROWTH FUND (WAIGX / WIIGX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Mexico	1.2
New Zealand	0.5
Norway	1.9
Philippines	0.1
Singapore	0.9
South Africa	1.1
Sweden	1.8
Switzerland	0.8
Taiwan	4.0
Thailand	1.5
United Kingdom	18.0

Total	100.0%

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.5%

	Advertising 1.3%
14,646,600	Plan B Media Public Co. Ltd. (Thailand)	$2,457,628
242,000	Vector, Inc. (Japan)	4,105,232

		6,562,860

	Aerospace & Defense 0.5%
183,082	Avon Rubber plc (United Kingdom)	2,432,242

	Air Freight & Logistics 2.7%
1,258,273	Allcargo Global Logistics Ltd.* (India)	3,333,657
1,064,415	Freightways Ltd. (New Zealand)	5,974,824
26,512	ID Logistics Group* (France)	4,147,241

		13,455,722

	Apparel Retail 0.9%
111,292	Tokyo Base Co. Ltd.* (Japan)	4,482,354

	Apparel, Accessories & Luxury Goods 0.2%
322,000	Bon Fame Co. Ltd. (Taiwan)	1,174,951

	Application Software 4.5%
424,134	Computer Modelling Group Ltd. (Canada)	3,329,491
22,028	Esker S.A. (France)	1,333,441
648,088	GB Group plc (United Kingdom)	2,935,365
80,342	Lectra (France)	2,205,055
676,635	Linx S.A. (Brazil)	3,645,729
351,387	Logo Yazilim Sanayi Ve Ticaret A.S.* (Turkey)	5,892,320
134,300	Systena Corp. (Japan)	2,696,149

		22,037,550

	Asset Management & Custody Banks 1.8%
1,778,200	Peregrine Holdings Ltd. (South Africa)	3,926,787
565,900	Sanne Group plc (United Kingdom)	4,702,419

		8,629,206

	Auto Parts & Equipment 2.3%
114,978	FIEM Industries Ltd. (India)	1,577,807
1,023,000	Hota Industrial Manufacturing Co. Ltd. (Taiwan)	5,044,379
818,609	Hu Lane Associate, Inc. (Taiwan)	4,749,654

		11,371,840

	Automobile Manufacturers 0.9%
626,200	PAK Suzuki Motor Co. Ltd. (Pakistan)	4,634,537

	Automotive Retail 1.2%
1,764,500	Hascol Petroleum Ltd. (Pakistan)	5,740,305

	Brewers 3.2%
685,845	Carlsberg Brewery Malaysia Berhad, Class B (Malaysia)	2,396,579
183,082	Kopparbergs Bryggeri AB, Class B (Sweden)	5,193,846
76,393	Olvi Oyj, Class A (Finland)	2,673,409
117,246	Royal UNIBREW A/S (Denmark)	5,624,264

		15,888,098

	Building Products 1.3%
2,357,300	Concepcion Industrial Corp. (Philippines)	3,989,564
455,800	DIRTT Environmental Solutions* (Canada)	2,407,642

		6,397,206

	Commodity Chemicals 3.7%
980,135	Berger Paints India Ltd. (India)	3,745,401
420,387	Gulf Oil Lubricants India Ltd. (India)	5,290,811

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
288,077	Supreme Industries Ltd. (India)	$5,415,023
177,837	Tikkurila Oyj (Finland)	3,844,995

		18,296,230

	Communications Equipment 1.4%
556,000	Advanced Ceramic X Corp. (Taiwan)	6,762,656

	Consumer Finance 1.0%
1,816,862	Unifin Financiera SAPI de C.V. SOFOM (Mexico)	4,989,457

	Department Stores 0.5%
183,078	Poya International Co. Ltd. (Taiwan)	2,323,080

	Diversified Banks 1.5%
7,181,639	BRAC Bank Ltd. (Bangladesh)	7,230,797

	Diversified Support Services 2.2%
876,708	Clipper Logistics plc (United Kingdom)	4,644,548
585,900	Prestige International, Inc. (Japan)	6,323,918

		10,968,466

	Drug Retail 1.1%
1,150,435	Green Cross Health Ltd. (New Zealand)	1,787,242
65,900	Kusuri no Aoki Holdings Co. Ltd. (Japan)	3,450,998

		5,238,240

	Electrical Components & Equipment 2.4%
252,355	Amara Raja Batteries Ltd.* (India)	3,286,520
2,638,500	Pak Elektron Ltd. (Pakistan)	2,776,150
332,627	Voltronic Power Technology Corp. (Taiwan)	5,478,176

		11,540,846

	Electronic Equipment & Instruments 2.2%
34,167	Isra Vision AG (Germany)	5,806,746
743,876	Smart Marketing Systems plc (United Kingdom)	5,110,742

		10,917,488

	Financial Exchanges & Data 0.6%
912,529	Morningstar Japan KK (Japan)	2,677,347

	Food Retail 5.2%
20,870,008	7-Eleven Malaysia Holdings Berhad, Class B (Malaysia)	6,660,667
3,459,043	Philippine Seven Corp. (Philippines)	12,407,586
79,639	Rami Levi Chain Stores Hashikma Marketing 2006 Ltd. (Israel)	3,913,060
3,661,600	Sheng Siong Group Ltd. (Singapore)	2,633,001

		25,614,314

	General Merchandise Stores 1.0%
106,144	Seria Co. Ltd. (Japan)	5,124,356

	Health Care Equipment 1.9%
74,735	DIO Corp.* (Korea)	2,155,535
51,263	STRATEC Biomedical AG (Germany)	3,360,771
75,000	Vieworks Co. Ltd. (Korea)	3,769,173

		9,285,479

	Health Care Facilities 0.6%
2,143,962	Cleopatra Hospital* (Egypt)	2,898,845

	Health Care Supplies 1.4%
1,033,987	Advanced Medical Solutions Group plc (United Kingdom)	3,905,477
1,472,451	Nanosonics Ltd.* (Australia)	2,874,583

		6,780,060

	Health Care Technology 1.6%
80,043	Nexus AG (Germany)	2,366,892

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
317,000	Onyx Healthcare, Inc. (Taiwan)	$2,579,142
102,402	RaySearch Laboratories AB* (Sweden)	2,862,496

		7,808,530

	Home Improvement Retail 2.1%
377,149	Byggmax Group AB (Sweden)	2,741,982
3,688,989	Italtile Ltd. (South Africa)	3,524,737
51,003,100	PT Ace Hardware Indonesia Tbk (Indonesia)	4,056,521

		10,323,240

	Hotels, Resorts & Cruise Lines 0.4%
725,038	Byke Hospitality Ltd. (The) (India)	2,098,698

	Human Resource & Employment Services 0.7%
134,588	en-japan, Inc. (Japan)	3,502,459

	Industrial Machinery 0.9%
34,573	Aumann AG* (Germany)	2,349,509
91,204	va-Q-tec AG* (Germany)	2,083,893

		4,433,402

	Insurance Brokers 1.4%
1,220,966	Wiz Solucoes e Corretagem de Seguros S.A. (Brazil)	6,781,302

	Internet & Direct Marketing Retail 7.4%
143,015	Evolable Asia Corp.* (Japan)	3,812,038
488,500	On the Beach Group plc (United Kingdom)	2,478,181
256,300	Open Door, Inc.* (Japan)	7,827,433
1,300,704	Trade Me Group Ltd. (New Zealand)	5,080,320
936,480	Webjet Ltd. (Australia)	8,889,264
677,000	Yume No Machi Souzou Iinkai Co. Ltd. (Japan)	7,957,270

		36,044,506

	Internet Software & Services 8.4%
108,749	Dip Corp. (Japan)	2,206,403
227,961	Gurunavi, Inc. (Japan)	3,700,883
1,288,600	Infomart Corp. (Japan)	9,761,167
308,000	Istyle, Inc. (Japan)	2,431,687
72,800	Itokuro, Inc.* (Japan)	2,873,812
232,093	Rakus Co. Ltd. (Japan)	4,469,557
273,731	SMS Co. Ltd. (Japan)	8,298,935
27,791	XING AG (Germany)	7,397,352

		41,139,796

	Investment Banking & Brokerage 1.2%
125,183	M&A Capital Partners Co. Ltd.* (Japan)	5,776,393

	IT Consulting & Other Services 0.6%
50,681	CANCOM SE (Germany)	3,081,234
1,626	EOH Holdings Ltd. (South Africa)	15,635

		3,096,869

	Life Sciences Tools & Services 0.5%
905,838	Horizon Discovery Group plc* (United Kingdom)	2,448,102

	Office Services & Supplies 0.5%
3,371,300	Riverstone Holdings Ltd. (Singapore)	2,460,982

	Oil & Gas Refining & Marketing 0.5%
6,429	Hankook Shell Oil Co. Ltd. (Korea)	2,258,845

	Other Diversified Financial Services 1.1%
43,018	Hypoport AG* (Germany)	5,576,595

	Packaged Foods & Meats 5.3%
257,500	Dutch Lady Milk Industries Berhad (Malaysia)	3,501,998
175,000	Kotobuki Spirits Co. Ltd. (Japan)	5,717,937

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
166,215	Nestlé Lanka plc (Sri Lanka)	$2,275,993
29,364,454	PT Nippon Indosari Corpindo Tbk (Indonesia)	2,713,460
34,999,981	RFM Corp. (Philippines)	3,086,602
1,172,762	TAT Gida Sanayi A.S. (Turkey)	2,376,556
2,263,120	Vitasoy International Holdings Ltd. (China)	4,655,260
2,383,000	Yihai International Holding Ltd. (China)	1,495,584

		25,823,390

	Personal Products 2.6%
8,954,830	Karex Berhad (Malaysia)	3,546,343
283,604	Sarantis S.A. (Greece)	3,948,563
813,000	TCI Co. Ltd. (Taiwan)	5,171,450

		12,666,356

	Pharmaceuticals 1.1%
24,894,294	PT Kimia Farma Persero Tbk (Indonesia)	5,396,591

	Real Estate Operating Companies 0.5%
192,569	Japan Property Management Center Co. Ltd. (Japan)	2,372,977

	Real Estate Services 0.5%
452,993	Purplebricks Group plc* (United Kingdom)	2,560,603

	Regional Banks 1.1%
826,926	Banregio Grupo Financiero S.A.B. de C.V. (Mexico)	5,239,837

	Research & Consulting Services 0.5%
45,703	Akka Technologies (France)	2,365,167

	Restaurants 6.0%
90,266	AmRest Holdings SE* (Poland)	8,647,452
212,200	Arcland Service Holdings Co. Ltd. (Japan)	3,782,716
510,398	Famous Brands Ltd. (South Africa)	4,915,738
63,900	Kura Corp. (Japan)	2,937,213
834,331	Patisserie Holdings plc (United Kingdom)	3,835,960
1,199,613	Restaurant Brands New Zealand Ltd. (New Zealand)	5,503,017

		29,622,096

	Semiconductor Equipment 0.7%
180,200	Japan Material Co. Ltd. (Japan)	3,361,277

	Soft Drinks 0.7%
54,337,320	Pepsi-Cola Products Philippines, Inc. (Philippines)	3,510,497

	Specialty Chemicals 2.6%
726,174	DuluxGroup Ltd. (Australia)	3,873,473
647,743	Scapa Group plc (United Kingdom)	3,994,695
1,174,929	SH Kelkar & Co. Ltd.* (India)	4,781,513

		12,649,681

	Specialty Stores 0.1%
48,946	Gear4Music Holdings plc* (United Kingdom)	462,185

	Technology Hardware, Storage & Peripherals 0.3%
24,211	MGI Digital Graphic Technology* (France)	1,432,127

	Thrifts & Mortgage Finance 2.7%
184,027	Can Fin Homes Ltd. (India)	9,210,532
88,892	Equitable Group, Inc. (Canada)	4,077,187

		13,287,719

	Total Common Stocks (cost $384,758,870)	487,954,754

WASATCH INTERNATIONAL OPPORTUNITIES FUND (WAIOX / WIIOX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.1%

	Repurchase Agreement 1.1%
$5,553,716	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $5,710,000 of United States Treasury Notes 2.000% due 6/30/24; value: $5,667,175; repurchase proceeds: $5,553,772 (cost $5,553,716)	$5,553,716

	Total Short-Term Investments (cost $5,553,716)	5,553,716

	Total Investments (cost $390,312,586) 100.6%§	493,508,470
	Liabilities less Other Assets (0.6%)	(3,145,549)

	NET ASSETS 100.0%	$490,362,921

	*Non-income producing. §The aggregate amount of foreign securities fair valued pursuant to a systematic valuation model as a percent of net assets was 3.13%. See Notes to Schedules of Investments.

At June 30, 2017, Wasatch International Opportunities Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	3.2
Bangladesh	1.5
Brazil	2.1
Canada	2.0
China	1.3
Denmark	1.1
Egypt	0.6
Finland	1.3
France	2.4
Germany	6.6
Greece	0.8
India	7.9
Indonesia	2.5
Israel	0.8
Japan	22.5
Korea	1.7
Malaysia	3.3
Mexico	2.1
New Zealand	3.8
Pakistan	2.7
Philippines	4.7
Poland	1.8
Singapore	1.0
South Africa	2.5
Sri Lanka	0.5
Sweden	2.2
Taiwan	6.8
Thailand	0.5
Turkey	1.7
United Kingdom	8.1

Total	100.0%

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.1%

	Communications Equipment 3.3%
190,464	Cisco Systems, Inc.	$5,961,523

	Diversified Banks 14.8%
95,860	Citigroup, Inc.	6,411,117
229,439	ING Groep N.V. ADR (Netherlands)	3,989,944
73,055	JPMorgan Chase & Co.	6,677,227
87,000	US Bancorp	4,517,040
92,885	Wells Fargo & Co.	5,146,758

		26,742,086

	Diversified REITs 1.3%
99,437	Select Income REIT	2,389,471

	Drug Retail 3.0%
67,700	CVS Health Corp.	5,447,142

	Electric Utilities 8.2%
93,347	Duke Energy Corp.	7,802,876
193,987	Exelon Corp.	6,997,111

		14,799,987

	Electrical Components & Equipment 1.8%
42,588	Eaton Corp. plc	3,314,624

	Health Care Equipment 2.9%
58,968	Medtronic plc	5,233,410

	Health Care REITs 1.3%
89,283	Care Capital Properties, Inc.	2,383,856

	Household Products 4.0%
83,860	Procter & Gamble Co. (The)	7,308,399

	Hypermarkets & Super Centers 4.3%
101,407	Wal-Mart Stores, Inc.	7,674,482

	Industrial Conglomerates 3.7%
248,037	General Electric Co.††	6,699,479

	Integrated Oil & Gas 10.0%
74,157	Chevron Corp.	7,736,800
97,794	Royal Dutch Shell plc ADR (Netherlands)	5,201,663
177,315	Suncor Energy, Inc. (Canada)	5,177,598

		18,116,061

	Integrated Telecommunication Services 2.6%
103,387	Verizon Communications, Inc.	4,617,263

	Multi-Line Insurance 1.7%
48,544	American International Group, Inc.	3,034,971

	Oil & Gas Equipment & Services 3.3%
90,107	Schlumberger Ltd.	5,932,645

	Pharmaceuticals 12.0%
173,600	Astellas Pharma, Inc. (Japan)	2,121,478
69,212	Johnson & Johnson	9,156,055
30,955	Novartis AG (Switzerland)	2,576,086
233,132	Pfizer, Inc.	7,830,904

		21,684,523

	Property & Casualty Insurance 1.5%
42,809	Axis Capital Holdings Ltd.	2,768,030

WASATCH LARGE CAP VALUE FUND (FMIEX / WILCX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Regional Banks 2.7%
39,354	PNC Financial Services Group, Inc.	$4,914,134

	Reinsurance 2.1%
18,356	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	3,701,424

	Specialized REITs 2.6%
63,990	EPR Properties	4,598,961

	Systems Software 5.4%
46,791	Microsoft Corp.	3,225,303
131,213	Oracle Corp.	6,579,020

		9,804,323

	Technology Hardware, Storage & Peripherals 2.2%
28,101	Apple, Inc.	4,047,106

	Tobacco 1.4%
24,268	KT&G Corp. (Korea)	2,481,629

	Wireless Telecommunication Services 1.0%
171,000	China Mobile Ltd. (China)	1,814,594

	Total Common Stocks (cost $144,432,680)	175,470,123

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.9%

	Repurchase Agreement 1.9%
$3,374,514	Repurchase Agreement dated 6/30/17,0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $3,310,000 of United States Treasury Bonds 3.000% due 11/15/44; value: $3,443,469; repurchase proceeds: $3,374,547†† (cost $3,374,514)	$3,374,514

	Total Short-Term Investments (cost $3,374,514)	3,374,514

	Total Investments (cost $147,807,194) 99.0%	178,844,637
	Other Assets less Liabilities 1.0%	1,810,380

	NET ASSETS 100.0%	$180,655,017

††All or a portion of this security has been designated as collateral for call options written. As of June 30, 2017, the call options were no longer held; therefore, the collateral will be subsequently released.

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Large Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	3.0
China	1.0
Germany	2.1
Japan	1.2
Korea	1.4
Netherlands	5.2
Switzerland	1.5
United States	84.6

Total	100.0%

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 91.0%

	Apparel, Accessories & Luxury Goods 5.3%
167,938	Michael Kors Holdings Ltd.*	$6,087,752

	Automobile Manufacturers 2.0%
66,020	General Motors Co.††	2,306,079

	Biotechnology 5.3%
35,048	Amgen, Inc.††	6,036,317

	Communications Equipment 2.8%
103,011	Cisco Systems, Inc.††	3,224,244

	Department Stores 1.3%
65,007	Macy’s, Inc.††	1,510,763

	Diversified Banks 2.9%
49,016	Citigroup, Inc.††	3,278,190

	Electrical Components & Equipment 1.9%
35,622	Emerson Electric Co.††	2,123,784

	Electronic Manufacturing Services 2.2%
59,785	Fabrinet*	2,550,428

	Fertilizers & Agricultural Chemicals 1.6%
79,995	Mosaic Co. (The)††	1,826,286

	Food Retail 4.4%
142,869	Kroger Co. (The)††	3,331,705
40,757	Whole Foods Market, Inc.††	1,716,277

		5,047,982

	Health Care Distributors 4.5%
31,351	McKesson Corp.††	5,158,493

	Health Care Equipment 4.5%
58,100	Medtronic plc	5,156,375

	Hotels, Resorts & Cruise Lines 1.7%
98,255	Extended Stay America, Inc.** ††	1,902,217

	Integrated Telecommunication Services 1.0%
26,665	Verizon Communications, Inc.††	1,190,859

	Internet Software & Services 1.8%
40,670	Akamai Technologies, Inc.* ††	2,025,773

	Oil & Gas Exploration & Production 5.4%
47,896	Anadarko Petroleum Corp.††	2,171,605
797,863	Bill Barrett Corp.* ††	2,449,439
269,169	Southwestern Energy Co.* ††	1,636,548

		6,257,592

	Oil & Gas Refining & Marketing 1.0%
17,591	Valero Energy Corp.††	1,186,689

	Pharmaceuticals 12.6%
19,231	Allergan plc††	4,674,864
25,948	Johnson & Johnson††	3,432,661
39,273	Novartis AG ADR (Switzerland)	3,278,117
49,890	Zoetis, Inc.††	3,112,138

		14,497,780

	Regional Banks 3.3%
100,728	KeyCorp††	1,887,643

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
15,282	PNC Financial Services Group, Inc.††	$1,908,263

		3,795,906

	Semiconductors 9.4%
68,121	Mellanox Technologies Ltd.*	2,949,639
101,495	QUALCOMM, Inc.††	5,604,554
93,891	Tower Semiconductor Ltd.* (Israel)	2,239,300

		10,793,493

	Specialized REITs 2.8%
39,506	Iron Mountain, Inc.††	1,357,426
81,746	Outfront Media, Inc.††	1,889,968

		3,247,394

	Steel 2.7%
87,891	Steel Dynamics, Inc.††	3,147,377

	Systems Software 4.2%
76,267	Barracuda Networks, Inc.* ††	1,758,717
38,062	Oracle Corp.††	1,908,429
13,409	VMware, Inc., Class A* ††	1,172,349

		4,839,495

	Technology Hardware, Storage & Peripherals 4.9%
39,228	Apple, Inc.††	5,649,616

	Thrifts & Mortgage Finance 1.5%
74,446	BofI Holding, Inc.* ††	1,765,859

	Total Common Stocks (cost $101,691,659)	104,606,743

	LIMITED PARTNERSHIP INTEREST 2.3%

	Asset Management & Custody Banks 2.3%
80,892	Blackstone Group L.P.††	2,697,748

	Total Limited Partnership Interest (cost $2,453,448)	2,697,748

Principal Amount		Value
	SHORT-TERM INVESTMENTS 24.6%

	Repurchase Agreement 24.6%
$28,285,173	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $27,795,000 of United States Treasury Notes 0.375% due 7/15/25; value: $4,968,509; United States Treasury Bonds 3.000% due 11/15/44; value: $23,885,816; repurchase proceeds: $28,285,456 (cost $28,285,173)	$28,285,173

	Total Short-Term Investments (cost $28,285,173)	28,285,173

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	Total Investments (cost $132,430,280) 117.9%	$135,589,664
	Liabilities less Other Assets (17.9%)	(20,581,099)

	NET ASSETS 100.0%	$115,008,565

Shares		Value
	SECURITIES SOLD SHORT 49.2%

	Apparel, Accessories & Luxury Goods 3.9%
95,442	Coach, Inc.	$4,518,224

	Application Software 2.9%
47,717	Paycom Software, Inc.*	3,264,320

	Automotive Retail 1.9%
35,121	CarMax, Inc.*	2,214,730

	Construction Machinery & Heavy Trucks 2.9%
31,075	Caterpillar, Inc.	3,339,319

	Copper 1.6%
154,362	Freeport-McMoRan, Inc.*	1,853,888

	Diversified Support Services 2.1%
51,147	Healthcare Services Group, Inc.	2,395,214

	Electronic Equipment & Instruments 2.6%
34,963	Cognex Corp.	2,968,359

	Food Distributors 2.2%
50,218	Sysco Corp.	2,527,472

	Health Care Equipment 3.2%
38,836	Inogen, Inc.*	3,705,731

	Health Care Technology 3.0%
56,991	Veeva Systems, Inc., Class A*	3,494,118

	Hotels, Resorts & Cruise Lines 1.0%
18,120	Choice Hotels International, Inc.	1,164,210

	Housewares & Specialties 2.8%
59,355	Newell Brands, Inc.	3,182,615

	Internet Software & Services 1.2%
26,878	Criteo S.A., ADR* (France)	1,318,366

	Oil & Gas Drilling 2.1%
45,106	Helmerich & Payne, Inc.	2,451,060

	Packaged Foods & Meats 2.1%
104,598	Blue Buffalo Pet Products, Inc.*	2,385,880

	Personal Products 2.8%
33,993	Estee Lauder Cos., Inc. (The), Class A	3,262,648

	Pharmaceuticals 2.5%
55,232	Prestige Brands Holdings, Inc.*	2,916,802

	Property & Casualty Insurance 2.2%
56,226	First American Financial Corp.	2,512,740

	Restaurants 2.2%
40,352	Restaurant Brands International, Inc. (Canada)	2,523,614

	Semiconductors 1.5%
33,339	Synaptics, Inc.*	1,723,960

WASATCH LONG/SHORT FUND (FMLSX / WILSX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Specialty Stores 2.5%
9,796	Ulta Beauty, Inc.*	$2,814,783

	Total Securities Sold Short (proceeds $43,481,986)	56,538,053

*Non-income producing.

**Common units.

††All or a portion of this security has been designated as collateral for short sales (see Note 3).

ADR American Depositary Receipt.

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Long/Short Fund’s investments, excluding short-term investments and securities sold short, were in the following countries:

COUNTRY	%
Israel	2.1
Switzerland	3.0
United States	94.9

Total	100.0%

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 99.8%

	Apparel Retail 0.7%
167,365	Zumiez, Inc.*	$2,066,958

	Apparel, Accessories & Luxury Goods 2.8%
368,245	Superior Uniform Group, Inc.	8,230,276

	Application Software 11.8%
230,926	Callidus Software, Inc.*	5,588,409
26,063	Ellie Mae, Inc.*	2,864,584
9,517	Esker S.A. (France)	576,101
249,716	Exa Corp.*	3,446,081
133,954	Globant S.A.* (Argentina)	5,818,962
39,549	HubSpot, Inc.*	2,600,347
32,840	Tyler Technologies, Inc.*	5,769,003
20,850	Ultimate Software Group, Inc. (The)*	4,379,751
150,275	Upland Software, Inc.*	3,304,547

		34,347,785

	Asset Management & Custody Banks 1.1%
15,534	Diamond Hill Investment Group, Inc.	3,097,480

	Automotive Retail 0.6%
41,597	Monro Muffler Brake, Inc.	1,736,675

	Biotechnology 7.9%
278,787	Abcam plc (United Kingdom)	3,534,837
221,009	ChemoCentryx, Inc.*	2,068,644
64,412	Cytokinetics, Inc.*	779,385
62,154	Esperion Therapeutics, Inc.*	2,876,487
135,390	Exact Sciences Corp.*	4,788,744
99,748	Flexion Therapeutics, Inc.*	2,016,905
214,683	Inovio Pharmaceuticals, Inc.*	1,683,115
384,705	Sangamo Therapeutics Inc.*	3,385,404
97,782	Selecta Biosciences, Inc.*	1,941,951

		23,075,472

	Building Products 1.6%
68,903	Trex Co., Inc.*	4,661,977

	Construction & Engineering 1.0%
66,255	NV5 Global, Inc.*	2,815,837

	Consumer Electronics 0.8%
282,269	ZAGG, Inc.*	2,441,627

	Department Stores 2.0%
317,634	V-Mart Retail Ltd. (India)	5,715,078

	Diversified Banks 1.2%
1,328,851	City Union Bank Ltd. (India)	3,653,248

	Electronic Equipment & Instruments 2.7%
34,211	Mesa Laboratories, Inc.	4,902,778
314,049	Napco Security Technologies, Inc.*	2,952,061

		7,854,839

	Electronic Manufacturing Services 2.4%
88,036	Fabrinet*	3,755,616
21,759	IPG Photonics Corp.*	3,157,231

		6,912,847

	Environmental & Facilities Services 1.2%
222,806	Heritage-Crystal Clean, Inc.*	3,542,615

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Food Distributors 1.0%
217,154	Chefs’ Warehouse, Inc. (The)*	$2,823,002

	General Merchandise Stores 1.6%
108,663	Ollie’s Bargain Outlet Holdings, Inc.*	4,629,044

	Health Care Equipment 3.9%
209,478	AtriCure, Inc.*	5,079,842
88,199	Entellus Medical, Inc.*	1,460,575
86,136	Obalon Therapeutics, Inc.*	853,608
185,814	Oxford Immunotec Global plc*	3,125,391
1,017,822	Tandem Diabetes Care, Inc.*	814,258

		11,333,674

	Health Care Facilities 2.1%
282,081	Ensign Group, Inc. (The)	6,140,903

	Health Care REITs 2.1%
191,240	CareTrust REIT, Inc.	3,545,589
213,551	MedEquities Realty Trust, Inc.	2,695,014

		6,240,603

	Health Care Technology 1.1%
75,290	Omnicell, Inc.*	3,244,999

	Heavy Electrical Equipment 2.1%
216,292	TPI Composites, Inc.*	3,997,076
1,000,000	Triveni Turbine Ltd. (India)	2,165,925

		6,163,001

	Homebuilding 4.9%
133,988	Installed Building Products, Inc.*	7,094,665
179,086	LGI Homes, Inc.*	7,195,675

		14,290,340

	Industrial Machinery 2.1%
191,400	Kornit Digital Ltd.* (Israel)	3,703,590
100,000	va-Q-tec AG* (Germany)	2,284,870

		5,988,460

	Industrial REITs 1.0%
197,918	Monmouth Real Estate Investment Corp.	2,978,666

	Internet & Direct Marketing Retail 2.6%
120,832	Duluth Holdings, Inc.*	2,200,351
163,329	MakeMyTrip Ltd.* (India)	5,479,688

		7,680,039

	Internet Software & Services 9.1%
55,331	Cornerstone OnDemand, Inc.*	1,978,083
138,187	Envestnet, Inc.*	5,472,205
145,690	Five9, Inc.*	3,135,249
128,170	Instructure, Inc.*	3,781,015
139,486	Reis, Inc.	2,964,077
112,000	SMS Co. Ltd. (Japan)	3,395,599
36,852	SPS Commerce, Inc.*	2,349,684
66,788	Tucows, Inc., Class A*	3,573,158

		26,649,070

	Leisure Products 1.3%
189,774	MCBC Holdings, Inc.*	3,710,082

	Life Sciences Tools & Services 1.1%
33,049	ICON plc* (Ireland)	3,231,862

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Managed Health Care 2.7%
161,084	HealthEquity, Inc.*	$8,026,816

	Oil & Gas Equipment & Services 1.0%
197,618	Pason Systems, Inc. (Canada)	2,947,202

	Oil & Gas Exploration & Production 0.3%
624,030	Abraxas Petroleum Corp.*	1,010,929

	Packaged Foods & Meats 3.4%
415,274	Freshpet, Inc.*	6,893,548
1,500,000	Prabhat Dairy Ltd. (India)	3,038,871

		9,932,419

	Personal Products 0.1%
9,917	elf Beauty, Inc.*	269,841

	Pharmaceuticals 3.0%
170,645	Egalet Corp.*	404,429
159,443	Intra-Cellular Therapies, Inc.*	1,980,282
399,945	Natco Pharma Ltd. (India)	6,249,382

		8,634,093

	Real Estate Services 0.8%
63,723	HFF, Inc., Class A	2,215,649

	Regional Banks 4.0%
100,706	Customers Bancorp, Inc.*	2,847,966
161,075	People’s Utah Bancorp	4,316,810
71,874	Pinnacle Financial Partners, Inc.	4,513,687

		11,678,463

	Restaurants 1.2%
171,197	Fiesta Restaurant Group, Inc.*	3,535,218

	Semiconductors 2.1%
56,983	Impinj, Inc.*	2,772,223
42,129	NVE Corp.	3,243,933

		6,016,156

	Technology Hardware, Storage & Peripherals 1.3%
742,732	USA Technologies, Inc.*	3,862,206

	Textiles 1.1%
2,406,652	Welspun India Ltd. (India)	3,082,897

	Thrifts & Mortgage Finance 5.0%
78,507	Equitable Group, Inc. (Canada)	3,600,861
918,006	Gruh Finance Ltd. (India)	6,334,259
26,774	LendingTree, Inc.*	4,610,483

		14,545,603

	Total Common Stocks (cost $176,072,035)	291,013,951

	Total Investments (cost $176,072,035) 99.8%	291,013,951
	Other Assets less Liabilities 0.2%	574,171

	NET ASSETS 100.0%	$291,588,122

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

WASATCH MICRO CAP FUND (WMICX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2017, Wasatch Micro Cap Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	2.0
Canada	2.2
France	0.2
Germany	0.8
India	12.3
Ireland	1.1
Israel	1.3
Japan	1.2
United Kingdom	1.2
United States	77.7

Total	100.0%

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 94.8%

	Advertising 0.4%
40,000	Emerald Expositions Events, Inc.	$876,000

	Air Freight & Logistics 0.7%
273,000	Radiant Logistics, Inc.*	1,468,740

	Airlines 0.7%
10,000	Allegiant Travel Co.	1,356,000

	Alternative Carriers 1.0%
172,000	ORBCOMM, Inc.*	1,943,600

	Apparel, Accessories & Luxury Goods 1.2%
105,000	Superior Uniform Group, Inc.	2,346,750

	Application Software 4.1%
37,000	Ebix, Inc.	1,994,300
33,000	ESI Group* (France)	1,918,092
80,000	Everbridge, Inc.*	1,948,800
54,000	Globant S.A.* (Argentina)	2,345,760

		8,206,952

	Asset Management & Custody Banks 1.0%
87,000	Solar Capital Ltd.	1,902,690

	Auto Parts & Equipment 1.4%
109,000	Horizon Global Corp.*	1,565,240
128,000	Unique Fabricating, Inc.	1,218,560

		2,783,800

	Biotechnology 0.9%
52,000	Exact Sciences Corp.*	1,839,240

	Brewers 1.0%
700,000	Turk Tuborg Bira ve Malt Sanayii A.S.* (Turkey)	1,987,523

	Building Products 1.6%
24,000	Patrick Industries, Inc.*	1,748,400
20,000	Trex Co., Inc.*	1,353,200

		3,101,600

	Commodity Chemicals 1.5%
350,000	Green Seal Holding Ltd. (Taiwan)	1,455,457
69,000	Tikkurila Oyj (Finland)	1,491,841

		2,947,298

	Construction & Engineering 1.5%
72,000	NV5 Global, Inc.*	3,060,000

	Construction Materials 0.7%
1,200,000	Low & Bonar plc (United Kingdom)	1,328,499

	Consumer Electronics 1.0%
225,000	ZAGG, Inc.*	1,946,250

	Diversified Banks 3.5%
800,000	City Union Bank Ltd. (India)	2,199,343
4,600,000	East West Banking Corp. (Philippines)	2,588,981
700,000	Lakshmi Vilas Bank Ltd. (The) (India)	2,149,681

		6,938,005

	Diversified Metals & Mining 1.1%
190,000	Ferroglobe plc (United Kingdom)	2,270,500

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Diversified Support Services 1.0%
1,150,000	Johnson Service Group plc (United Kingdom)	$1,928,439

	Education Services 0.7%
200,000	AcadeMedia AB* (Sweden)	1,347,229

	Electronic Equipment & Instruments 2.1%
235,000	Napco Security Technologies, Inc.*	2,209,000
58,000	OPTEX GROUP Co., Ltd. (Japan)	1,874,461

		4,083,461

	Electronic Manufacturing Services 1.5%
68,000	Fabrinet*	2,900,880

	Environmental & Facilities Services 1.6%
370,000	Hudson Technologies, Inc.*	3,126,500

	Food Retail 0.8%
390,000	Majestic Wine plc (United Kingdom)	1,625,457

	General Merchandise Stores 1.9%
46,000	Ollie’s Bargain Outlet Holdings, Inc.*	1,959,600
36,000	Seria Co. Ltd. (Japan)	1,737,986

		3,697,586

	Health Care Equipment 2.7%
100,000	Accuray, Inc.*	475,000
82,000	AtriCure, Inc.*	1,988,500
82,000	Tactile Systems Technology, Inc.*	2,343,560
782,646	Tandem Diabetes Care, Inc.*	626,117

		5,433,177

	Health Care Facilities 1.5%
70,000	Ensign Group, Inc. (The)	1,523,900
70,000	Japan Animal Referral Medical Center Co. Ltd.* (Japan)	1,428,940

		2,952,840

	Health Care Services 2.8%
900,000	GHP Specialty Care AB (Sweden)	1,169,775
40,000	LHC Group, Inc.*	2,715,600
63,000	National Research Corp., Class A	1,694,700

		5,580,075

	Health Care Technology 2.3%
90,000	Nexus AG (Germany)	2,661,323
46,000	Omnicell, Inc.*	1,982,600

		4,643,923

	Heavy Electrical Equipment 1.0%
107,000	TPI Composites, Inc.*	1,977,360

	Homebuilding 2.6%
49,000	Installed Building Products, Inc.*	2,594,550
62,000	LGI Homes, Inc.*	2,491,160

		5,085,710

	Hotels, Resorts & Cruise Lines 1.5%
400,000	Byke Hospitality Ltd. (The) (India)	1,157,842
242,600	Red Lion Hotels Corp.*	1,783,110

		2,940,952

	Human Resource & Employment Services 0.9%
103,000	BG Staffing, Inc.	1,790,140

	Industrial Machinery 2.5%
24,000	John Bean Technologies Corp.	2,352,000

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
62,915	Taylor Devices, Inc.*	$840,545
80,000	va-Q-tec AG* (Germany)	1,827,896

		5,020,441

	Industrial REITs 1.2%
154,000	Monmouth Real Estate Investment Corp.	2,317,700

	Integrated Telecommunication Services 0.7%
180,000	Ooma, Inc.*	1,440,000

	Internet & Direct Marketing Retail 1.0%
450,000	ePrice S.p.A. (Italy)	1,918,126

	Internet Software & Services 2.4%
86,000	Reis, Inc.	1,827,500
55,000	Tucows, Inc., Class A*	2,942,500

		4,770,000

	IT Consulting & Other Services 0.7%
44,000	Virtusa Corp.*	1,293,600

	Leisure Products 1.1%
110,000	Nautilus, Inc.*	2,106,500

	Life & Health Insurance 1.0%
42,000	Kansas City Life Insurance Co.	2,079,000

	Mortgage REITs 1.1%
260,000	Arbor Realty Trust, Inc.	2,168,400

	Oil & Gas Exploration & Production 0.5%
109,000	Earthstone Energy, Inc.*	1,091,090

	Packaged Foods & Meats 3.9%
140,000	Bombay Burmah Trading Co. (India)	1,901,683
137,000	Freshpet, Inc.*	2,274,200
1,600,000	Kawan Food BHD (Malaysia)	1,845,014
2,700,000	Yihai International Holding Ltd. (China)	1,694,535

		7,715,432

	Personal Products 0.8%
120,000	Sarantis S.A. (Greece)	1,670,736

	Pharmaceuticals 0.6%
90,000	Intra-Cellular Therapies, Inc.*	1,117,800

	Property & Casualty Insurance 2.1%
117,000	Atlas Financial Holdings, Inc.*	1,743,300
158,000	Kingstone Cos., Inc.	2,417,400

		4,160,700

	Real Estate Operating Companies 0.6%
98,304	Japan Property Management Center Co. Ltd. (Japan)	1,211,374

	Regional Banks 12.2%
61,818	Bankwell Financial Group, Inc.	1,930,576
104,102	Blue Hills Bancorp, Inc.	1,863,426
100,000	Capstar Financial Holdings, Inc.*	1,774,000
45,000	Customers Bancorp, Inc.*	1,272,600
200,000	Esquire Financial Holdings, Inc.*	3,000,000
71,000	First Internet Bancorp	1,991,550
85,000	First of Long Island Corp. (The)	2,431,000
87,000	Investar Holding Corp.	1,992,300
76,000	People’s Utah Bancorp	2,036,800
81,000	SmartFinancial, Inc.*	1,934,280
71,713	Sound Financial Bancorp, Inc.	2,183,661

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
90,000	Sunshine Bancorp, Inc.*	$1,917,900

		24,328,093

	Residential REITs 0.7%
115,000	Bluerock Residential Growth REIT, Inc.	1,482,350

	Restaurants 0.9%
400,000	Collins Foods Ltd. (Australia)	1,813,896

	Semiconductor Equipment 0.9%
103,000	PDF Solutions, Inc.*	1,694,350

	Semiconductors 1.7%
145,000	Tower Semiconductor Ltd.* (Israel)	3,458,250

	Specialty Chemicals 1.5%
115,000	Ferro Corp.*	2,103,350
100,000	Flotek Industries, Inc.*	894,000

		2,997,350

	Systems Software 0.2%
69,141	Attunity Ltd.* (Israel)	497,124

	Technology Hardware, Storage & Peripherals 1.8%
25,000	MGI Digital Graphic Technology* (France)	1,478,798
410,000	USA Technologies, Inc.*	2,132,000

		3,610,798

	Textiles 1.9%
2,100,000	Best Pacific International Holdings Ltd. (China)	1,882,817
1,400,000	Welspun India Ltd. (India)	1,793,386

		3,676,203

	Thrifts & Mortgage Finance 3.2%
131,000	Beneficial Bancorp, Inc.	1,965,000
109,000	BofI Holding, Inc.*	2,585,480
360,000	Mortgage Advice Bureau Holdings Ltd. (United Kingdom)	1,898,972

		6,449,452

	Trading Companies & Distributors 1.4%
52,000	SiteOne Landscape Supply, Inc.*	2,707,120

	Total Common Stocks (cost $128,980,965)	188,213,061

	CONVERTIBLE PREFERRED STOCKS 0.7%

	Oil & Gas Refining & Marketing 0.7%
555,474	Vertex Energy, Inc., Pfd., 6.00% PIK Series B*** †	1,449,787

	Total Convertible Preferred Stocks (cost $1,626,969)	1,449,787

	RIGHTS 0.2%

	Health Care Supplies 0.0%
375,000	Synergetics USA, Inc.* *** †	18,750

	Pharmaceuticals 0.2%
1	Acetylon Pharmaceuticals, Inc.* *** †	326,356
1	Acetylon Pharmaceuticals, Inc.* *** †	—

		326,356

	Restaurants 0.0%
36,364	Collins Foods Ltd., 07/12/2017* *** (Australia)	37,732

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Rights (cost $71,250)	$382,838

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.0%

	Pharmaceuticals 0.0%
6,316	Regenacy Pharmaceuticals, LLC* *** †	51,475

	Total Limited Liability Company Membership Interest (cost $30,001)	51,475

	WARRANTS 0.0%

	Oil & Gas Refining & Marketing 0.0%
250,000	Vertex Energy, Inc., expiring 12/24/2020* *** †	15,000

	Total Warrants (cost $95,000)	15,000

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.6%

	Repurchase Agreement 4.6%
$9,100,940	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $9,355,000 of United States Treasury Notes 2.000% due 6/30/24; value: $9,284,838; repurchase proceeds: $9,101,031 (cost $9,100,940)	$9,100,940

	Total Short-Term Investments (cost $9,100,940)	9,100,940

	Total Investments (cost $139,905,125) 100.3%	199,213,101
	Liabilities less Other Assets (0.3%)	(598,791)

	NET ASSETS 100.0%	$198,614,310

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

PIK Payment-In Kind

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Micro Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.2
Australia	1.0
China	1.9
Finland	0.8
France	1.8
Germany	2.4
Greece	0.9
India	4.8
Israel	2.1

WASATCH MICRO CAP VALUE FUND (WAMVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Italy	1.0
Japan	3.3
Malaysia	1.0
Philippines	1.4
Sweden	1.3
Taiwan	0.8
Turkey	1.0
United Kingdom	4.7
United States	68.6

Total	100.0%

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 96.5%

	Aerospace & Defense 2.5%
671,835	HEICO Corp., Class A	$41,687,362

	Air Freight & Logistics 3.6%
33,988,023	Aramex PJSC (United Arab Emirates)	47,933,014
590,059	Echo Global Logistics, Inc.*	11,742,174

		59,675,188

	Airlines 3.3%
159,384	Allegiant Travel Co.	21,612,470
638,687	Spirit Airlines, Inc.*	32,988,184

		54,600,654

	Apparel Retail 0.6%
849,388	Zumiez, Inc.* ††	10,489,942

	Application Software 11.3%
1,501,652	Callidus Software, Inc.*	36,339,978
344,774	Globant S.A.* (Argentina)	14,976,983
286,302	HubSpot, Inc.*	18,824,357
420,349	Paylocity Holding Corp.*	18,991,368
316,789	Ultimate Software Group, Inc. (The)*	66,544,697
1,212,639	Zendesk, Inc.*	33,687,111

		189,364,494

	Automotive Retail 1.6%
656,134	Monro Muffler Brake, Inc.	27,393,595

	Biotechnology 9.3%
2,124,073	Abcam plc (United Kingdom)	26,931,859
1,086,829	ChemoCentryx, Inc.*	10,172,719
310,020	Cytokinetics, Inc.*	3,751,242
372,734	Esperion Therapeutics, Inc.*	17,250,130
755,800	Exact Sciences Corp.*	26,732,646
477,149	Flexion Therapeutics, Inc.*	9,647,953
1,218,886	Inovio Pharmaceuticals, Inc.*	9,556,066
346,891	Juno Therapeutics, Inc.*	10,368,572
546,626	MacroGenics, Inc.*	9,571,421
2,064,571	Sangamo Therapeutics Inc.*	18,168,225
262,869	Seattle Genetics, Inc.*	13,600,842

		155,751,675

	Building Products 1.0%
478,226	AAON, Inc.	17,622,628

	Diversified Banks 1.0%
755,724	Yes Bank Ltd. (India)	17,138,903

	Diversified Support Services 3.9%
2,040,848	Copart, Inc.*	64,878,558

	Drug Retail 1.4%
119,229	Cosmos Pharmaceutical Corp. (Japan)	23,193,870

	Food Distributors 0.9%
1,168,893	Chefs’ Warehouse, Inc. (The)*	15,195,609

	General Merchandise Stores 2.4%
934,626	Ollie’s Bargain Outlet Holdings, Inc.*	39,815,068

	Health Care Facilities 2.0%
1,533,765	Ensign Group, Inc. (The)	33,390,064

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Industrial Machinery 1.1%
188,084	RBC Bearings, Inc.*	$19,139,428

	Internet & Direct Marketing Retail 4.0%
641,731	MakeMyTrip Ltd.* (India)	21,530,075
344,121	Wayfair, Inc., Class A*	26,456,022
96,295	zooplus AG* (Germany)	19,137,095

		67,123,192

	Internet Software & Services 3.6%
1,111,873	Cornerstone OnDemand, Inc.*	39,749,460
514,655	Envestnet, Inc.*	20,380,338

		60,129,798

	IT Consulting & Other Services 1.7%
462,364	Luxoft Holding, Inc.* (Switzerland)	28,134,849

	Life Sciences Tools & Services 3.4%
576,523	ICON plc* (Ireland)	56,378,184

	Managed Health Care 1.9%
654,195	HealthEquity, Inc.*	32,598,537

	Oil & Gas Drilling 0.1%
199,608	Nabors Industries Ltd.	1,624,809

	Oil & Gas Equipment & Services 0.6%
110,894	Archrock, Inc.	1,264,192
88,407	Dril-Quip, Inc.*	4,314,262
88,632	Frank’s International N.V.	734,759
78,835	Oceaneering International, Inc.	1,800,591
81,694	RPC, Inc.	1,651,036

		9,764,840

	Oil & Gas Exploration & Production 0.2%
456,863	EP Energy Corp., Class A*	1,672,119
129,331	WPX Energy, Inc.*	1,249,337

		2,921,456

	Oil & Gas Refining & Marketing 0.3%
38,475	CVR Energy, Inc.	837,216
77,771	Delek US Holdings, Inc.	2,056,265
17,818	Tesoro Corp.	1,667,765

		4,561,246

	Personal Products 0.6%
546,807	Colgate-Palmolive India Ltd. (India)	9,347,851

	Pharmaceuticals 0.5%
613,107	Intra-Cellular Therapies, Inc.*	7,614,789

	Real Estate Services 1.2%
581,081	HFF, Inc., Class A	20,204,186

	Regional Banks 12.5%
416,533	Bank of Hawaii Corp.	34,559,743
585,554	Eagle Bancorp, Inc.*	37,065,568
978,813	Glacier Bancorp, Inc.	35,834,344
887,886	Metro Bank plc* (United Kingdom)	41,492,594
512,849	Pinnacle Financial Partners, Inc.	32,206,917
357,628	Texas Capital Bancshares, Inc.*	27,680,407

		208,839,573

	Restaurants 2.2%
608,786	Chuy’s Holdings, Inc.*	14,245,593
986,342	Fiesta Restaurant Group, Inc.*	20,367,962

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
257,243	Zoe’s Kitchen, Inc.*	$3,063,764

		37,677,319

	Semiconductors 4.5%
744,289	Cavium, Inc.*	46,242,675
307,942	Monolithic Power Systems, Inc.	29,685,609

		75,928,284

	Specialty Stores 1.7%
571,541	Five Below, Inc.*	28,216,979

	Systems Software 5.0%
457,258	CyberArk Software Ltd.* (Israel)	22,840,037
659,966	Fortinet, Inc.*	24,709,127
221,728	Proofpoint, Inc.*	19,252,642
1,016,263	Rapid7, Inc.*	17,103,707

		83,905,513

	Trading Companies & Distributors 2.3%
666,218	WESCO International, Inc.*	38,174,291

	Trucking 4.3%
1,962,710	Knight Transportation, Inc.	72,718,405

	Total Common Stocks (cost $1,060,357,516)	1,615,201,139

	PREFERRED STOCKS 2.9%

	Biotechnology 0.1%
677,966	Nanosys, Inc., Series D Pfd.* *** †	1,301,491
161,519	Nanosys, Inc., Series E Pfd.* *** †	210,524

		1,512,015

	Oil & Gas Equipment & Services 0.9%
5,818,582	Drilling Info Holdings, Inc., Series B Pfd.* *** †	15,244,685

	Systems Software 1.9%
1,114,610	DataStax, Inc., Series E Pfd.* *** †	6,397,861
33,296	DocuSign, Inc., Series B Pfd.* *** †	605,987
9,974	DocuSign, Inc., Series B-1 Pfd.* *** †	181,527
23,905	DocuSign, Inc., Series D Pfd.* *** †	435,071
618,152	DocuSign, Inc., Series E Pfd.* *** †	11,250,367
157,124	DocuSign, Inc., Series F Pfd.* *** †	2,859,657
505,604	ForeScout Technologies, Inc., Series G* *** †	9,232,329

		30,962,799

	Total Preferred Stocks (cost $43,534,917)	47,719,499

	LIMITED PARTNERSHIP INTEREST 0.2%

	Asset Management & Custody Banks 0.2%
	Greenspring Global Partners II-B, L.P.* *** †	2,202,575
	Greenspring Global Partners III-B, L.P.* *** †	1,122,476

		3,325,051

	Total Limited Partnership Interest (cost $3,696,298)	3,325,051

WASATCH SMALL CAP GROWTH FUND (WAAEX / WIAEX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Investments (cost $1,107,588,731) 99.6%	$1,666,245,689
	Other Assets less Liabilities 0.4%	7,200,001

	NET ASSETS 100.0%	$1,673,445,690

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for unfunded commitments (see Note 8).

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Small Cap Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.9
Germany	1.1
India	2.9
Ireland	3.4
Israel	1.4
Japan	1.4
Switzerland	1.7
United Arab Emirates	2.9
United Kingdom	4.1
United States	80.2

Total	100.0%

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 97.1%

	Aerospace & Defense 2.6%
146,262	HEICO Corp., Class A	$9,075,557

	Airlines 3.5%
45,167	Allegiant Travel Co.	6,124,645
115,438	Spirit Airlines, Inc.*	5,962,373

		12,087,018

	Application Software 3.2%
128,204	Ebix, Inc.	6,910,196
98,749	Globant S.A.* (Argentina)	4,289,656

		11,199,852

	Asset Management & Custody Banks 4.1%
190,750	Ares Capital Corp.	3,124,485
157,423	Artisan Partners Asset Management, Inc., Class A	4,832,886
282,630	Solar Capital Ltd.	6,181,118

		14,138,489

	Auto Parts & Equipment 1.2%
50,060	Dorman Products, Inc.*	4,143,466

	Automotive Retail 1.5%
124,983	Monro Muffler Brake, Inc.	5,218,040

	Biotechnology 1.1%
108,994	Exact Sciences Corp.*	3,855,118

	Consumer Electronics 1.3%
511,485	ZAGG, Inc.*	4,424,345

	Consumer Finance 2.2%
14,307	Credit Acceptance Corp.*	3,678,902
101,095	PRA Group, Inc.*	3,831,501

		7,510,403

	Data Processing & Outsourced Services 2.0%
78,970	Euronet Worldwide, Inc.*	6,899,609

	Diversified Banks 2.3%
1,701,701	City Union Bank Ltd. (India)	4,678,279
139,558	Yes Bank Ltd. (India)	3,165,006

		7,843,285

	Diversified Support Services 1.7%
184,588	Copart, Inc.*	5,868,053

	Electronic Manufacturing Services 2.7%
221,389	Fabrinet*	9,444,455

	Health Care Facilities 3.0%
480,203	Ensign Group, Inc. (The)	10,454,019

	Health Care REITs 4.2%
332,891	CareTrust REIT, Inc.	6,171,799
349,378	Sabra Health Care REIT, Inc.	8,420,010

		14,591,809

	Health Care Services 2.5%
130,198	LHC Group, Inc.*	8,839,142

	Homebuilding 2.7%
234,880	LGI Homes, Inc.*	9,437,478

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Homefurnishing Retail 2.4%
239,166	Select Comfort Corp.*	$8,488,001

	Hotel & Resort REITs 1.8%
338,871	Summit Hotel Properties, Inc.	6,319,944

	Industrial Machinery 2.3%
202,882	Altra Industrial Motion Corp.	8,074,704

	Industrial REITs 2.0%
454,227	Monmouth Real Estate Investment Corp.	6,836,116

	Internet Software & Services 4.4%
87,153	Cimpress N.V.*	8,238,573
45,112	Stamps.com, Inc.*	6,986,721

		15,225,294

	IT Consulting & Other Services 1.8%
101,463	Luxoft Holding, Inc.* (Switzerland)	6,174,024

	Life Sciences Tools & Services 1.7%
60,141	ICON plc* (Ireland)	5,881,188

	Mortgage REITs 4.1%
1,239,847	Arbor Realty Trust, Inc.	10,340,324
463,527	MFA Financial, Inc.	3,888,992

		14,229,316

	Oil & Gas Exploration & Production 2.3%
414,117	Earthstone Energy, Inc.*	4,145,311
1,767,994	Gran Tierra Energy, Inc.* (Colombia)	3,960,307

		8,105,618

	Oil & Gas Refining & Marketing 1.0%
90,640	World Fuel Services Corp.	3,485,108

	Personal Products 1.5%
81,129	Nu Skin Enterprises, Inc., Class A	5,098,146

	Property & Casualty Insurance 1.5%
342,077	Atlas Financial Holdings, Inc.*	5,096,947

	Regional Banks 10.6%
186,498	Customers Bancorp, Inc.*	5,274,163
274,279	First of Long Island Corp. (The)	7,844,379
127,452	Pinnacle Financial Partners, Inc.	8,003,986
72,299	Prosperity Bancshares, Inc.	4,644,488
64,680	State Bank Financial Corp.	1,754,122
177,036	Webster Financial Corp.	9,244,820

		36,765,958

	Restaurants 1.4%
239,641	Fiesta Restaurant Group, Inc.*	4,948,587

	Semiconductor Equipment 1.4%
290,141	PDF Solutions, Inc.*	4,772,819

	Semiconductors 4.0%
103,921	Cavium, Inc.*	6,456,612
306,448	Tower Semiconductor Ltd.* (Israel)	7,308,785

		13,765,397

	Specialty Chemicals 2.2%
114,776	Innospec, Inc.	7,523,567

	Thrifts & Mortgage Finance 1.9%
274,749	BofI Holding, Inc.*	6,517,046

WASATCH SMALL CAP VALUE FUND (WMCVX / WICVX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Trading Companies & Distributors 2.4%
143,128	WESCO International, Inc.*	$8,201,234

	Trucking 4.6%
83,749	Knight Transportation, Inc.	3,102,901
46,705	Old Dominion Freight Line, Inc.	4,448,184
319,688	Swift Transportation Co.*	8,471,732

		16,022,817

	Total Common Stocks (cost $256,792,645)	336,561,969

	LIMITED PARTNERSHIP INTEREST 1.6%

	Oil & Gas Storage & Transportation 1.6%
167,821	Delek Logistics Partners L.P.	5,496,138

	Total Limited Partnership Interest (cost $5,983,651)	5,496,138

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.0%

	Repurchase Agreement 1.0%
$3,379,256	Repurchase Agreement dated 6/30/17,0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $3,475,000 of United States Treasury Notes 2.000% due 6/30/24; value: $3,448,938; repurchase proceeds: $3,379,290 (cost $3,379,256)	$3,379,256

	Total Short-Term Investments (cost $3,379,256)	3,379,256

	Total Investments (cost $266,155,552) 99.7%	345,437,363
	Other Assets less Liabilities 0.3%	1,092,910

	NET ASSETS 100.0%	$346,530,273

	*Non-income producing. REIT Real Estate Investment Trust. See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Small Cap Value Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	1.3
Colombia	1.2
India	2.3
Ireland	1.7
Israel	2.1
Switzerland	1.8
United States	89.6

Total	100.0%

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 72.1%

	Air Freight & Logistics 1.0%
2,200	FedEx Corp.	$478,126

	Apparel Retail 0.6%
4,905	Ross Stores, Inc.	283,166

	Asset Management & Custody Banks 5.2%
18,655	Alcentra Capital Corp.	253,521
2,764	Ameriprise Financial, Inc.	351,830
63,079	Ares Capital Corp.	1,033,234
3,334	Hercules Capital, Inc.	44,142
92,913	Medallion Financial Corp.	222,062
40,000	Medley Capital Corp.	255,600
13,334	Triangle Capital Corp.	234,945

		2,395,334

	Automotive Retail 1.6%
17,030	Penske Automotive Group, Inc.	747,787

	Broadcasting 3.9%
28,260	CBS Corp., Class B	1,802,423

	Cable & Satellite 5.6%
67,016	Comcast Corp., Class A	2,608,263

	Consumer Finance 2.1%
5,400	American Express Co.	454,896
80	Capital One Financial Corp.	6,609
7,889	Discover Financial Services	490,617

		952,122

	Data Processing & Outsourced Services 6.9%
13,150	MasterCard, Inc., Class A	1,597,068
17,390	Visa, Inc., Class A	1,630,834

		3,227,902

	Diversified REITs 3.1%
65,870	Colony NorthStar, Inc., Class A	928,108
100	Spirit Realty Capital, Inc.	741
355,714	Star Asia Capital Corp Ltd.* *** †	498,000

		1,426,849

	Drug Retail 7.1%
17,772	CVS Health Corp.	1,429,935
24,024	Walgreens Boots Alliance, Inc.	1,881,320

		3,311,255

	Fertilizers & Agricultural Chemicals 2.0%
7,979	Monsanto Co.	944,394

	Financial Exchanges & Data 0.3%
1,091	MSCI, Inc., Class A	112,362
300	OTC Markets Group, Inc.	7,500

		119,862

	Health Care Distributors 1.2%
3,347	McKesson Corp.	550,715

	Home Improvement Retail 1.9%
5,900	Home Depot, Inc. (The)	905,060

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Hotels, Resorts & Cruise Lines 1.4%
33,600	Extended Stay America, Inc.**	$650,496

	Industrial Conglomerates 0.1%
436	Siemens AG (Germany)	59,932

	Integrated Oil & Gas 3.5%
55,022	Suncor Energy, Inc. (Canada)	1,607,637

	Internet Software & Services 0.0%
100	Reis, Inc.	2,125

	IT Consulting & Other Services 0.2%
1,700	Cognizant Technology Solutions Corp., Class A	112,880

	Mortgage REITs 8.9%
115,490	Arbor Realty Trust, Inc.	963,186
28,250	Blackstone Mortgage Trust, Inc., Class A	892,700
64,400	Great Ajax Corp.	900,312
45,092	Resource Capital Corp.	458,586
40,300	Starwood Property Trust, Inc.	902,317

		4,117,101

	Movies & Entertainment 0.5%
2,250	Walt Disney Co. (The)	239,062

	Personal Products 4.5%
17,361	Herbalife Ltd.*	1,238,360
13,271	Nu Skin Enterprises, Inc., Class A	833,950

		2,072,310

	Railroads 3.0%
17,367	Canadian National Railway Co. (Canada)	1,409,127

	Real Estate Services 0.7%
2,583	Jones Lang LaSalle, Inc.	322,875

	Residential REITs 0.8%
29,160	Altisource Residential Corp.	377,330

	Retail REITs 0.0%
100	Simon Property Group, Inc.	16,176

	Semiconductors 2.1%
12,600	Microchip Technology, Inc.	972,468

	Soft Drinks 1.9%
9,592	Dr Pepper Snapple Group, Inc.	873,927

	Specialty Stores 1.0%
8,400	Tractor Supply Co.	455,364

	Technology Hardware, Storage & Peripherals 0.0%
81	Apple, Inc.	11,666

	Trading Companies & Distributors 1.0%
600	MSC Industrial Direct Co., Inc., Class A	51,576
2,264	W.W. Grainger, Inc.	408,720

		460,296

	Total Common Stocks (cost $26,817,846)	33,514,030

	LIMITED PARTNERSHIP INTEREST 8.5%

	Asset Management & Custody Banks 4.0%
28,220	Blackstone Group L.P.	941,137

WASATCH STRATEGIC INCOME FUND (WASIX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
49,822	KKR & Co. L.P.	$926,689

		1,867,826

	Oil & Gas Storage & Transportation 4.5%
24,000	Golar LNG Partners L.P.	481,680
22,542	Magellan Midstream Partners L.P.	1,606,569

		2,088,249

	Total Limited Partnership Interest (cost $3,836,727)	3,956,075

	LIMITED LIABILITY COMPANY MEMBERSHIP INTEREST 0.8%

	Asset Management & Custody Banks 0.8%
22,656	Ellington Financial, LLC	367,254

	Total Limited Liability Company Membership Interest (cost $368,442)	367,254

	EXCHANGE-TRADED FUNDS 0.1%

	Asset Management & Custody Banks 0.1%
800	PowerShares Dynamic Pharmaceuticals Portfolio	50,216

	Total Exchange-Traded Funds (cost $45,280)	50,216

Principal Amount		Value
	SHORT-TERM INVESTMENTS 18.3%

	Repurchase Agreement 18.3%
$8,500,538	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $8,740,000 of United States Treasury Notes 2.000% due 6/30/24; value: $8,674,450; repurchase proceeds: $8,500,623 (cost $8,500,538)	$8,500,538

	Total Short-Term Investments (cost $8,500,538)	8,500,538

	Total Investments (cost $39,568,833) 99.8%	46,388,113
	Other Assets less Liabilities 0.2%	75,319

	NET ASSETS 100.0%	$46,463,432

*Non-income producing.

**Common units.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

REIT Real Estate Investment Trust.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Canada	8.0
Germany	0.1
United States	91.9

Total	100.0%

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 95.1%

	Air Freight & Logistics 0.8%
40,971	Echo Global Logistics, Inc.*	$815,323

	Apparel Retail 0.4%
37,152	Zumiez, Inc.*	458,827

	Application Software 11.7%
132,438	Exa Corp.* ††	1,827,644
13,915	Globant S.A.* (Argentina)	604,468
28,694	HubSpot, Inc.*	1,886,631
56,605	Paylocity Holding Corp.*	2,557,414
15,870	Ultimate Software Group, Inc. (The)*	3,333,652
77,153	Zendesk, Inc.*	2,143,310

		12,353,119

	Automotive Retail 1.4%
35,603	Monro Muffler Brake, Inc.	1,486,425

	Biotechnology 11.4%
121,517	ChemoCentryx, Inc.*	1,137,399
72,717	Cytokinetics, Inc.*	879,876
20,447	Esperion Therapeutics, Inc.*	946,287
57,009	Exact Sciences Corp.*	2,016,408
23,588	Flexion Therapeutics, Inc.*	476,949
70,295	Genocea Biosciences, Inc.*	366,940
97,158	Inovio Pharmaceuticals, Inc.*	761,719
14,709	Juno Therapeutics, Inc.*	439,652
21,398	MacroGenics, Inc.*	374,679
185,224	MEI Pharma, Inc.*	442,685
266,374	Sangamo Therapeutics Inc.*	2,344,091
28,756	Seattle Genetics, Inc.*	1,487,836
19,388	Selecta Biosciences, Inc.*	385,046

		12,059,567

	Building Products 1.4%
21,260	Trex Co., Inc.*	1,438,452

	Communications Equipment 1.1%
9,105	Palo Alto Networks, Inc.*	1,218,340

	Department Stores 1.4%
82,194	V-Mart Retail Ltd. (India)	1,478,888

	Diversified Banks 2.6%
544,784	City Union Bank Ltd. (India)	1,497,708
54,257	Yes Bank Ltd. (India)	1,230,483

		2,728,191

	Electronic Manufacturing Services 1.7%
12,755	IPG Photonics Corp.*	1,850,750

	Environmental & Facilities Services 2.4%
40,157	Waste Connections, Inc.	2,586,882

	General Merchandise Stores 1.1%
26,173	Ollie’s Bargain Outlet Holdings, Inc.*	1,114,970

	Health Care Equipment 8.7%
103,781	AtriCure, Inc.*	2,516,689
137,845	ConforMIS, Inc.*	591,355
104,009	Entellus Medical, Inc.*	1,722,389
72,201	Obalon Therapeutics, Inc.*	715,512
171,035	Oxford Immunotec Global plc*	2,876,809

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
906,398	Tandem Diabetes Care, Inc.*	$725,118

		9,147,872

	Health Care Services 0.4%
37,343	Dr. Lal PathLabs Ltd. (India)	450,687

	Health Care Technology 1.5%
20,780	Medidata Solutions, Inc.*	1,624,996

	Homebuilding 3.6%
24,796	Installed Building Products, Inc.*	1,312,948
60,927	LGI Homes, Inc.*	2,448,047

		3,760,995

	Industrial Machinery 2.3%
44,234	Kornit Digital Ltd.* (Israel)	855,928
23,062	Proto Labs, Inc.*	1,550,919

		2,406,847

	Industrial REITs 1.6%
109,047	Monmouth Real Estate Investment Corp.	1,641,157

	Internet & Direct Marketing Retail 4.5%
50,030	MakeMyTrip Ltd.* (India)	1,678,506
19,595	Wayfair, Inc., Class A*	1,506,464
8,021	zooplus AG* (Germany)	1,594,046

		4,779,016

	Internet Software & Services 6.0%
52,675	Cornerstone OnDemand, Inc.*	1,883,131
66,649	Instructure, Inc.*	1,966,146
49,913	Reis, Inc.	1,060,651
22,213	SPS Commerce, Inc.*	1,416,301

		6,326,229

	IT Consulting & Other Services 1.2%
20,068	Luxoft Holding, Inc.* (Switzerland)	1,221,138

	Managed Health Care 1.8%
38,383	HealthEquity, Inc.*	1,912,625

	Oil & Gas Equipment & Services 0.2%
2,258	Core Laboratories N.V.	228,668

	Packaged Foods & Meats 3.3%
207,620	Freshpet, Inc.*	3,446,492

	Pharmaceuticals 1.4%
87,835	Auris Medical Holding AG* (Switzerland)	62,802
107,381	Egalet Corp.*	254,493
90,639	Intra-Cellular Therapies, Inc.*	1,125,736

		1,443,031

	Regional Banks 5.4%
23,704	Bank of the Ozarks, Inc.	1,111,006
24,264	Customers Bancorp, Inc.*	686,186
18,489	Eagle Bancorp, Inc.*	1,170,354
22,023	Metro Bank plc* (United Kingdom)	1,029,177
27,338	Pinnacle Financial Partners, Inc.	1,716,826

		5,713,549

	Restaurants 2.7%
38,202	Chuy’s Holdings, Inc.*	893,927
81,337	Habit Restaurants, Inc. (The)*	1,285,124
55,210	Zoe’s Kitchen, Inc.*	657,551

		2,836,602

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Semiconductor Equipment 2.2%
139,235	PDF Solutions, Inc.*	$2,290,416

	Semiconductors 5.2%
20,929	Cavium, Inc.*	1,300,319
18,107	Monolithic Power Systems, Inc.	1,745,515
13,668	NVE Corp.	1,052,436
18,426	Power Integrations, Inc.	1,343,255

		5,441,525

	Specialty Chemicals 2.3%
19,176	Balchem Corp.	1,490,167
411,433	EcoSynthetix, Inc.* (Canada)	939,113

		2,429,280

	Specialty Stores 1.0%
22,232	Five Below, Inc.*	1,097,594

	Systems Software 1.3%
33,917	Qualys, Inc.*	1,383,814

	Trucking 1.1%
31,152	Knight Transportation, Inc.	1,154,182

	Total Common Stocks (cost $70,288,312)	100,326,449

	LIMITED PARTNERSHIP INTEREST 3.0%

	Asset Management & Custody Banks 3.0%
	Greenspring Global Partners II-B, L.P.* *** †	1,982,310
	Greenspring Global Partners III-B, L.P.* *** †	1,122,476

		3,104,786

	Total Limited Partnership Interest (cost $3,441,752)	3,104,786

	PREFERRED STOCKS 1.7%

	Biotechnology 0.4%
169,492	Nanosys, Inc., Series D Pfd.* *** †	325,374
40,380	Nanosys, Inc., Series E Pfd.* *** †	52,631

		378,005

	Health Care Technology 0.2%
253,064	Data Sciences International, Inc., Series B Pfd.* *** †	270,779

	Oil & Gas Equipment & Services 1.1%
435,920	Drilling Info Holdings, Inc., Series B Pfd.* *** †	1,142,110

	Total Preferred Stocks (cost $2,096,048)	1,790,894

	Total Investments (cost $75,826,112) 99.8%	105,222,129
	Other Assets less Liabilities 0.2%	255,297

	NET ASSETS 100.0%	$105,477,426

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for unfunded commitments (see Note 8).

See Notes to Schedules of Investments.

WASATCH ULTRA GROWTH FUND (WAMCX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

At June 30, 2017, Wasatch Ultra Growth Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Argentina	0.6
Canada	0.9
Germany	1.5
India	6.0
Israel	0.8
Switzerland	1.2
United Kingdom	1.0
United States	88.0

Total	100.0%

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Shares		Value
	COMMON STOCKS 83.2%

	Advertising 0.1%
1,161	Omnicom Group, Inc.	$96,247

	Aerospace & Defense 1.1%
160,599	Avon Rubber plc (United Kingdom)	2,133,555

	Air Freight & Logistics 0.5%
4,726	FedEx Corp.	1,027,102

	Alternative Carriers 2.5%
580,416	Gamma Communications plc (United Kingdom)	4,649,170

	Application Software 0.5%
4,100	Splunk, Inc.*	233,249
160,000	Tracsis plc (United Kingdom)	786,680

		1,019,929

	Asset Management & Custody Banks 0.2%
200	BlackRock, Inc.	84,482
357,500	Tarpon Investimentos S.A. (Brazil)	307,548

		392,030

	Auto Parts & Equipment 0.5%
59,060	Brembo S.p.A. (Italy)	864,103

	Automotive Retail 0.4%
15,258	Penske Automotive Group, Inc.	669,979

	Biotechnology 1.9%
59,382	Abcam plc (United Kingdom)	752,925
90,244	Bioventix plc (United Kingdom)	2,244,981
77,228	MDxHealth* (Belgium)	416,773
6,600	Myriad Genetics, Inc.*	170,544
2,000	PeptiDream, Inc.* (Japan)	63,214

		3,648,437

	Broadcasting 0.9%
26,410	CBS Corp., Class B	1,684,430
100	Discovery Communications, Inc., Class A*	2,583

		1,687,013

	Cable & Satellite 1.8%
88,784	Comcast Corp., Class A	3,455,473

	Consumer Electronics 2.5%
85,300	Sony Corp. (Japan)	3,250,463
486,318	Sprue Aegis plc (United Kingdom)	1,377,655

		4,628,118

	Consumer Finance 2.1%
5,263	Discover Financial Services	327,306
17,985	Encore Capital Group, Inc.*	722,098
34,393	PRA Group, Inc.*	1,303,494
132,300	SLM Corp.*	1,521,450

		3,874,348

	Data Processing & Outsourced Services 3.6%
12,200	MasterCard, Inc., Class A	1,481,690
100	Net 1 UEPS Technologies, Inc.*	986
59,376	PayPal Holdings, Inc.*	3,186,710
15,775	Visa, Inc., Class A	1,479,380

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
7,742	Wirecard AG (Germany)	$492,705

		6,641,471

	Distillers & Vintners 0.4%
34,597	Corby Spirit and Wine Ltd. (Canada)	565,856
12,486	Corby Spirit and Wine Ltd., Class B (Canada)	194,974

		760,830

	Diversified Banks 0.0%
100	HDFC Bank Ltd. (India)	2,560

	Drug Retail 1.1%
26,225	Walgreens Boots Alliance, Inc.	2,053,680

	Education Services 1.1%
212,100	Kroton Educacional S.A. (Brazil)	952,014
8,928	TAL Education Group ADR (China)	1,091,984

		2,043,998

	Electrical Components & Equipment 0.1%
253,789	Enphase Energy, Inc.*	219,527

	Electronic Equipment & Instruments 4.6%
15,019	Barco N.V. (Belgium)	1,542,311
845,907	Catapult Group International Ltd.* (Australia)	1,514,882
640,000	Eroad Ltd.* (New Zealand)	778,527
110,767	Evertz Technologies Ltd. (Canada)	1,520,398
2,000	GEA (France)	208,419
29,157	Kapsch TrafficCom AG (Austria)	1,558,518
3,200	KEYENCE Corp. (Japan)	1,403,761

		8,526,816

	Fertilizers & Agricultural Chemicals 0.5%
8,500	Monsanto Co.	1,006,060

	Food Retail 3.1%
1,191,831	Majestic Wine plc (United Kingdom)	4,967,360
18,029	Whole Foods Market, Inc.	759,201

		5,726,561

	Health Care Distributors 0.3%
3,573	McKesson Corp.	587,901

	Health Care Equipment 4.9%
175,500	Accuray, Inc.*	833,625
15,442	BioMerieux (France)	3,342,226
60,760	DiaSorin S.p.A. (Italy)	4,666,949
4,238	LivaNova plc*	259,408

		9,102,208

	Health Care Facilities 0.5%
49,000	Japan Animal Referral Medical Center Co. Ltd.* (Japan)	1,000,258

	Health Care Services 0.5%
33,816	BML, Inc. (Japan)	656,928
4,111	MEDNAX, Inc.*	248,181

		905,109

	Health Care Supplies 4.6%
614,279	Advanced Medical Solutions Group plc (United Kingdom)	2,320,195
23,360	Guerbet (France)	2,091,227
43,700	Menicon Co. Ltd. (Japan)	1,431,736
1,776,000	Shandong Weigao Group Medical Polymer Co. Ltd.,, Class H (China)	1,394,422
553,467	Tristel plc (United Kingdom)	1,373,244

		8,610,824

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Health Care Technology 4.1%
113,186	Computer Programs and Systems, Inc.	$3,712,501
96,612	Nexus AG (Germany)	2,856,841
25,870	Software Service, Inc. (Japan)	1,122,433

		7,691,775

	Home Entertainment Software 4.3%
9,000	Electronic Arts, Inc.*	951,480
13,200	Nintendo Co. Ltd. (Japan)	4,422,103
36,079	Take-Two Interactive Software, Inc.*	2,647,477

		8,021,060

	Home Improvement Retail 0.4%
5,131	Home Depot, Inc. (The)	787,095

	Household Appliances 2.3%
81,000	SodaStream International Ltd.* (Israel)	4,335,120

	Hypermarkets & Super Centers 2.7%
32,075	Costco Wholesale Corp.	5,129,755

	Industrial Machinery 3.4%
190,518	Kornit Digital Ltd.* (Israel)	3,686,523
132,781	Porvair plc (United Kingdom)	958,955
1,005,392	Skellerup Holdings Ltd. (New Zealand)	1,252,477
9,000	SLM Solutions Group AG* (Germany)	395,755

		6,293,710

	Internet & Direct Marketing Retail 6.9%
3,092	Amazon.com, Inc.*	2,993,056
586,655	AO World plc* (United Kingdom)	888,253
312,582	ePrice S.p.A. (Italy)	1,332,381
17,690	Netflix, Inc.*	2,643,063
230,761	Ocado Group plc* (United Kingdom)	869,805
30,032	Oisix, Inc.* (Japan)	606,648
780	Priceline Group, Inc. (The)*	1,459,006
112,399	Sportamore AB* (Sweden)	2,034,594
100	Vipshop Holdings Ltd. ADR* (China)	1,055

		12,827,861

	Internet Software & Services 3.4%
12,733	Alibaba Group Holding Ltd., ADR* (China)	1,794,080
3,981	Alphabet, Inc., Class A*	3,701,056
4,030	Facebook, Inc.*	608,449
2,900	Tencent Holdings Ltd. (China)	103,706
2,602	Tucows, Inc., Class A*	139,207

		6,346,498

	IT Consulting & Other Services 1.6%
44,473	Cognizant Technology Solutions Corp., Class A	2,953,007

	Leisure Products 2.3%
127,400	Black Diamond, Inc.*	847,210
150,000	KMC Kuei Meng International, Inc. (Taiwan)	729,783
1,281,224	Photo-Me International plc (United Kingdom)	2,761,748
100	Polaris Industries, Inc.	9,223

		4,347,964

	Life Sciences Tools & Services 1.2%
857,724	Horizon Discovery Group plc* (United Kingdom)	2,318,070

	Movies & Entertainment 1.2%
60,000	AFC Ajax N.V.* (Netherlands)	774,035
90,000	Borussia Dortmund GmbH & Co. KGaA (Germany)	627,246
3,300	Celtic plc* (United Kingdom)	4,298

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
800,000	Juventus Football Club S.p.A.* (Italy)	$481,530
3,733	Walt Disney Co. (The)	396,631

		2,283,740

	Multi-Utilities 0.7%
90,052	Telecom Plus plc (United Kingdom)	1,354,679

	Oil & Gas Refining & Marketing 0.4%
19,591	World Fuel Services Corp.	753,274

	Personal Products 0.8%
21,023	Herbalife Ltd.*	1,499,571
100	USANA Health Sciences, Inc.*	6,410

		1,505,981

	Pharmaceuticals 0.5%
11,647	Novo Nordisk A/S, Class B (Denmark)	498,772
1,705	Roche Holding AG (Switzerland)	434,207
100	Valeant Pharmaceuticals International, Inc.* (Canada)	1,730

		934,709

	Publishing 2.2%
235,609	New York Times Co. (The)	4,170,279

	Real Estate Services 0.3%
4,128	Jones Lang LaSalle, Inc.	516,000

	Regional Banks 0.0%
100	Metro Bank plc* (United Kingdom)	4,673

	Semiconductors 1.4%
11,941	Microchip Technology, Inc.	921,607
238,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,631,262

		2,552,869

	Soft Drinks 0.1%
70,711	Reed’s, Inc.*	173,242

	Specialized Consumer Services 0.2%
22,000	Asante, Inc. (Japan)	380,049

	Specialized Finance 0.2%
7,500	Zenkoku Hosho Co. Ltd. (Japan)	306,401

	Specialty Chemicals 0.0%
65,000	Polygiene AB* (Sweden)	85,641

	Specialty Stores 0.3%
5,468	Fenix Outdoor International AG (Switzerland)	589,332

	Systems Software 1.4%
11,892	Check Point Software Technologies Ltd.* (Israel)	1,297,180
160,000	WANdisco plc* (United Kingdom)	1,234,722

		2,531,902

	Technology Hardware, Storage & Peripherals 0.6%
222,594	Xaar plc (United Kingdom)	1,095,888

	Thrifts & Mortgage Finance 0.0%
100	Housing Development Finance Corp. Ltd. (India)	2,494

	Total Common Stocks (cost $123,442,149)	155,626,375

	PREFERRED STOCKS 0.1%

	Personal Products 0.1%
1,700	Amorepacific Corp., 0.85% (Korea)	276,363

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Shares		Value
	Total Preferred Stocks (cost $278,212)	$276,363

	LIMITED PARTNERSHIP INTEREST 0.1%

	Asset Management & Custody Banks 0.1%
	Greenspring Global Partners II-B, L.P.*** †	220,261

	Total Limited Partnership Interest (cost $254,540)	220,261

	EXCHANGE-TRADED FUNDS 0.1%

	Asset Management & Custody Banks 0.1%
1,500	PowerShares Dynamic Pharmaceuticals Portfolio	94,155

	Total Exchange-Traded Funds (cost $89,935)	94,155

Principal Amount		Value
	SHORT-TERM INVESTMENTS 16.4%

	Repurchase Agreement 16.4%
$30,686,179	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $30,460,000 of United States Treasury Notes 0.375% due 7/15/25; value: $31,301,092; repurchase proceeds: $30,686,486†† (cost $30,686,179)	$30,686,179

	Total Short-Term Investments (cost $30,686,179)	30,686,179

	Total Investments (cost $154,751,015) 99.9%	186,903,333
	Other Assets less Liabilities 0.1%	114,829

	NET ASSETS 100.0%	$187,018,162

*Non-income producing.

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933 (see Note 7).

††All or a portion of this security has been designated as collateral for forward foreign currency exchange contracts. As of June 30, 2017, the forward foreign currency exchange contracts were no longer held; therefore, the collateral will be subsequently released.

ADR American Depositary Receipt.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Australia	1.0
Austria	1.0
Belgium	1.2
Brazil	0.8
Canada	1.5
China	2.8
Denmark	0.3
France	3.6

WASATCH WORLD INNOVATORS FUND (WAGTX / WIGTX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

COUNTRY	%
Germany	2.8
India	<0.1
Israel	6.0
Italy	4.7
Japan	9.4
Korea	0.2
Netherlands	0.5
New Zealand	1.3
Sweden	1.4
Switzerland	0.6
Taiwan	1.5
United Kingdom	20.5
United States	38.9

Total	100.0%

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	CORPORATE BONDS 54.2%

	Air Freight & Logistics 0.7%
$620,000	United Parcel Service, Inc., 5.50%, 1/15/18	$633,149

	Application Software 0.5%
500,000	Microsoft Corp., 2.375%, 2/12/22	503,670

	Automobile Manufacturers 1.9%
1,250,000	Ford Motor Credit Co., LLC, 5.75%, 2/1/21	1,375,429
500,000	Toyota Motor Credit Corp., 2.00%, 10/24/18 MTN	502,714

		1,878,143

	Beverages-Non-alcoholic 0.8%
750,000	PepsiCo, Inc., 5.00%, 6/1/18	774,197

	Computer Services 2.1%
2,000,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20	2,062,198

	Construction Machinery & Heavy Trucks 1.0%
1,000,000	John Deere Capital Corp., 2.25%, 4/17/19	1,009,669

	Consumer Finance 1.0%
1,000,000	American Express Credit Corp., 2.25%, 8/15/19 MTN	1,008,614

	Diversified Banks 6.7%
1,000,000	Bank of America Corp., 4.00%, 4/1/24 MTN	1,047,868
1,000,000	Fulton Financial Corp., 3.60%, 3/16/22, Series_	1,011,811
500,000	HSBC Holdings plc, 5.10%, 4/5/21 (United Kingdom)	543,602
1,250,000	PNC Bank NA, 3.80%, 7/25/23	1,312,989
750,000	Sumitomo Mitsui Financial Group, Inc., 2.268%, 7/14/21† †† (Japan)	760,985
1,125,000	US Bancorp, 3.00%, 3/15/22 MTN	1,154,632
700,000	Wachovia Corp., 5.75%, 2/1/18 MTN	716,397

		6,548,284

	Diversified Financial Services 3.6%
1,600,000	General Electric Co., 4.65%, 10/17/21 MTN	1,762,498
1,000,000	General Electric Co., 5.625%, 5/1/18 MTN	1,034,083
750,000	New York Life Global Funding, 2.15%, 6/18/19†	754,332

		3,550,913

	Diversified Financial Services 1.4%
1,250,000	General Electric Co., 5.00%, 1/21/21, Series D† ††	1,326,750

	E-Commerce/Products 1.3%
1,250,000	Alibaba Group Holding Ltd., 3.125%, 11/28/21 (Cayman Islands)	1,274,905

	Electric-Integrated 0.8%
700,000	PSEG Power, LLC, 4.15%, 9/15/21	735,061

	Enterprise Software & Services 1.1%
1,100,000	CA, Inc., 3.60%, 8/15/22	1,112,343

	Insurance 5.1%
1,000,000	Allstate Corp. (The), 3.117%, 5/15/67†††	985,050
1,000,000	Aspen Insurance Holdings Ltd., 4.65%, 11/15/23 (Bermuda)	1,066,457
1,200,000	Athene Global Funding, 4.00%, 1/25/22†	1,246,491
560,000	Jackson National Life Global Funding, 4.70%, 6/1/18†	574,557
1,175,000	Lincoln National Corp., 3.537%, 5/17/66†††	1,101,927

		4,974,482

	Integrated Telecommunication Services 2.8%
1,250,000	AT&T, Inc., 5.20%, 3/15/20	1,343,166

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
$ 1,250,000	Verizon Communications, Inc., 5.15%, 9/15/23	$1,388,484

		2,731,650

	Investment Banking & Brokerage 7.1%
1,700,000	Goldman Sachs Group, Inc. (The), 2.922%, 10/28/27 MTN† ††	1,767,194
1,250,000	JPMorgan Chase & Co., 2.383%, 10/24/23† ††	1,268,790
1,000,000	JPMorgan Chase & Co., 3.25%, 9/23/22	1,024,823
750,000	JPMorgan Chase & Co., 7.90%, 4/30/18, Series 1† ††	779,625
1,000,000	Morgan Stanley, 2.553%, 10/24/23 MTN† ††	1,017,364
1,000,000	Morgan Stanley, 5.50%, 7/24/20 MTN	1,091,813

		6,949,609

	Multimedia 0.9%
800,000	NBCUniversal Media, LLC, 5.15%, 4/30/20	871,184

	Office Furnishings 0.7%
600,000	Steelcase, Inc., 6.375%, 2/15/21	663,883

	Oil Companies-Integrated 2.8%
1,500,000	BP Capital Markets plc, 3.245%, 5/6/22 (United Kingdom)	1,543,026
659,000	Occidental Petroleum Corp., 3.125%, 2/15/22	676,714
500,000	Phillips 66, 4.30%, 4/1/22	535,771

		2,755,511

	Pharmaceuticals 1.6%
725,000	Pharmacia LLC, 6.50%, 12/1/18	772,721
575,000	Pharmacia LLC, 6.75%, 12/15/27	737,221

		1,509,942

	Pipelines 1.0%
1,000,000	Enterprise Products Operating, LLC, 3.979%, 6/1/67† ††	962,500

	Property & Casualty Insurance 2.1%
1,000,000	CNA Financial Corp., 7.35%, 11/15/19	1,117,487
1,000,000	XLIT Ltd., 3.616%, 7/31/17, Series E† †† (Cayman Islands)	932,500

		2,049,987

	Railroads 1.1%
1,000,000	Union Pacific Corp., 5.70%, 8/15/18	1,044,628

	Residential REITs 1.3%
1,200,000	AvalonBay Communities, Inc., 4.20%, 12/15/23 MTN	1,283,965

	Semiconductor Equipment 1.1%
1,000,000	Applied Materials, Inc., 4.30%, 6/15/21	1,079,437

	Semiconductors 1.0%
1,000,000	QUALCOMM, Inc., 1.928%, 1/30/23† ††	1,005,322

	Specialty Chemicals 1.3%
1,150,000	Lubrizol Corp., 8.875%, 2/1/19	1,269,661

	Super-Regional Banks-U.S. 1.4%
1,250,000	Wells Fargo & Co., 4.125%, 8/15/23	1,321,931

	Total Corporate Bonds (cost $52,294,643)	52,891,588

	ASSET-BACKED SECURITIES 14.3%
968,814	2010 U-Haul S Fleet, LLC, 4.899%, 10/25/23, Series 2010-BT1A, Class 1†	970,445
1,000,000	Avis Budget Rental Car Funding AESOP, LLC, 2.50%, 7/20/21, Series 2015-1A, Class A†	995,511
1,500,000	Citibank Credit Card Issuance Trust, 5.65%, 9/20/19, Series 2007-A8, Class A8	1,513,245
1,000,000	DT Auto Owner Trust 2016-2, 2.92%, 5/15/20, Series 2016-2A, Class B†	1,003,783
825,000	Exeter Automobile Receivables Trust, 3.59%, 8/16/21, Series 2015-3A, Class B†	833,518
986,527	Global SC Finance IV Ltd., 3.85%, 4/15/37, Series 2017-1A, Class A†	997,518
1,000,000	Hertz Vehicle Financing, LLC 2016-2, 2.95%, 3/25/22, Series 2016-2A, Class A†	988,186

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
$ 1,000,000	Scala Funding Co., LLC Series 2016-1, 3.91%, 2/15/21, Series 2016-1, Class A*** †	$1,004,688
946,720	Spirit Master Funding, LLC, 5.05%, 7/20/40, Series 2014-1A, Class A1†	970,909
1,500,000	Synchrony Credit Card Master Note Trust, 2.22%, 1/15/22, Series 2012-2, Class A	1,511,201
1,522,875	Wendys Funding LLC, 3.371%, 6/15/45, Series 2015-1A, Class A2I†	1,535,941
1,610,000	World Financial Network Credit Card Master Trust, 3.14%, 1/17/23, Series 2012-A, Class A	1,645,283

	Total Asset-Backed Securities (cost $14,056,461)	13,970,228

	MORTGAGE-BACKED SECURITIES 11.9%
1,094,058	Federal Home Loan Mortgage Corp., 2.705%, 1/1/43, Series 840522†††	1,136,019
1,465,332	Federal Home Loan Mortgage Corp., 3.50%, 2/1/32, Series G18637	1,527,982
1,175,736	Federal National Mortgage Assoc., 2.025%, 7/1/44, Series AL9645†††	1,215,685
1,000,000	Federal National Mortgage Assoc., 2.42%, 4/1/22, Series AM8263	1,005,302
1,153,620	Federal National Mortgage Assoc., 2.584%, 4/1/44, Series AL9804†††	1,200,259
1,869,588	Federal National Mortgage Assoc., 3.00%, 3/1/29, Series AL4936	1,924,920
1,099,249	Federal National Mortgage Assoc., 3.50%, 6/1/32, Series AL2525	1,150,523
1,151,701	Federal National Mortgage Assoc., 3.50%, 9/1/32, Series AP8284	1,198,174
1,185,354	Government National Mortgage Assoc., 3.87%, 10/15/36, Series AO0029	1,270,873

	Total Mortgage-Backed Securities (cost $11,632,486)	11,629,737

	U.S. TREASURY NOTES 8.1%
1,100,000	U.S. Treasury Note, 2.625%, 8/15/20	1,134,504
1,250,000	U.S. Treasury Note, 2.75%, 12/31/17	1,259,719
2,500,000	U.S. Treasury Note, 3.625%, 8/15/19	2,615,332
1,500,000	U.S. Treasury Note, 3.625%, 2/15/20	1,581,621
1,200,000	U.S. Treasury Note, 3.625%, 2/15/21	1,281,703

	Total U.S. Treasury Notes (cost $7,902,654)	7,872,879

	U.S. GOVERNMENT AGENCY SECURITIES 4.7%
1,050,000	Federal Farm Credit Banks, 2.60%, 10/6/22	1,073,755
1,000,000	Federal Farm Credit Banks, 4.95%, 12/16/19	1,080,424
300,803	New Valley Generation IV, 4.687%, 1/15/22	319,223
1,000,000	Tennessee Valley Authority, 3.875%, 2/15/21	1,074,008
1,000,000	Tennessee Valley Authority, 6.25%, 12/15/17, Series E	1,022,516

	Total U.S. Government Agency Securities (cost $4,557,955)	4,569,926

	MUNICIPAL BONDS 3.7%
730,000	City of Dublin, Ohio,, 5.00%, 12/1/22, Series B	809,950
695,000	City of Westminster, Colorado,, 2.415%, 12/1/19, Series B	705,647
500,000	Iowa Student Loan Liquidity Corp., 2.86%, 12/1/22, Series A-2	506,710
325,000	Richmond Joint Powers Financing Authority, 8.25%, 7/1/19, Class B	346,954
1,200,000	State of New York Mortgage Agency, 3.653%, 4/1/23, Series 172	1,241,964

	Total Municipal Bonds (cost $3,565,245)	3,611,225

	U.S. TREASURY INFLATION PROTECTED BONDS 2.1%
893,113	Treasury Inflation Protected Security 2.00%, 1/15/26	1,000,830
967,980	Treasury Inflation Protected Security 2.125%, 1/15/19	999,360

	Total U.S. Treasury Inflation Protected Bonds (cost $2,019,682)	2,000,190

WASATCH-1ST SOURCE INCOME FUND (FMEQX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments (continued)

Principal Amount		Value
	SHORT-TERM INVESTMENTS 0.3%

	Repurchase Agreement 0.3%
$ 325,567	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $325,000 of United States Treasury Notes 0.375% due 7/15/25; value: $333,974; repurchase proceeds: $325,571 (cost $325,567)	$325,567

	Total Short-Term Investments (cost $325,567)	325,567

	Total Investments (cost $96,354,693) 99.3%	96,871,340
	Other Assets less Liabilities 0.7%	678,238

	NET ASSETS 100.0%	$97,549,578

***Security was fair valued under procedures adopted by the Board of Trustees (see Note 8).

†Liquid security purchased in a private placement transaction or under Rule 144A of the Securities Act of 1933.

†††Variable rate securities.

MTN Medium Term Note.

See Notes to Schedules of Investments.

At June 30, 2017, Wasatch-1st Source Income Fund’s investments, excluding short-term investments, were in the following countries:

COUNTRY	%
Bermuda	1.1
Cayman Islands	2.3
Japan	0.8
United Kingdom	2.2
United States	93.6

Total	100.0%

WASATCH-HOISINGTON U.S. TREASURY FUND (WHOSX)	JUNE 30, 2017 (UNAUDITED)

Schedule of Investments

Principal Amount		Value
	U.S. GOVERNMENT OBLIGATIONS 98.7%
$132,400,000	U.S. Treasury Bond, 2.25%, 8/15/46	$116,563,768
66,500,000	U.S. Treasury Bond, 2.50%, 2/15/45	62,060,593
6,200,000	U.S. Treasury Bond, 2.50%, 5/15/46	5,768,182
1,000,000	U.S. Treasury Bond, 2.875%, 5/15/43	1,009,688
600,000	U.S. Treasury Bond, 2.875%, 8/15/45	603,352
8,000,000	U.S. Treasury Bond, 3.125%, 8/15/44	8,452,184
14,100,000	U.S. Treasury Bond, 3.75%, 11/15/43	16,574,663
39,000,000	U.S. Treasury Strip, principal only, 8/15/40	20,212,725
81,000,000	U.S. Treasury Strip, principal only, 5/15/44	37,199,493
175,700,000	U.S. Treasury Strip, principal only, 8/15/45	77,227,705

	Total U.S. Government Obligations (cost $362,919,285)	345,672,353

	SHORT-TERM INVESTMENTS 0.9%

	Repurchase Agreement 0.9%
3,120,797	Repurchase Agreement dated 6/30/17, 0.12% due 7/3/17 with State Street Bank and Trust Co. collateralized by $3,210,000 of United States Treasury Notes 2.000% due 6/30/24; value $3,185,925; repurchase proceeds: $3,120,828 (cost $3,120,797)	3,120,797

	Total Short-Term Investments (cost $3,120,797)	3,120,797

	Total Investments (cost $366,040,082) 99.6%	348,793,150
	Other Assets less Liabilities 0.4%	1,472,072

	NET ASSETS 100.0%	$350,265,222

	See Notes to Schedules of Investments.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

1. ORGANIZATION

Wasatch Funds Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and consists of 19 series or funds (each a “Fund” and collectively the “Funds”). The Core Growth Fund, Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Large Cap Value Fund, Long/Short Fund, Micro Cap Fund, Micro Cap Value Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Ultra Growth Fund, World Innovators Fund, Wasatch-1st Source Income Fund (“Income Fund”) (sub-advised), and Wasatch-Hoisington U.S. Treasury Fund (“U.S. Treasury Fund”) (sub-advised) are each diversified funds. Each Fund maintains its own investment objective(s).

On November 9, 2011, the Trust re-designated the shares of the Funds into Investor Class shares effective January 31, 2012, and authorized and designated a new Institutional Class of shares in the Funds. Currently 13 funds offer Institutional Class shares: Core Growth Fund, Large Cap Value Fund and Small Cap Value Fund, which commenced operations on January 31, 2012, Emerging Markets Select Fund and Long/Short Fund, which commenced operations on December 13, 2012 and Emerging India Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, International Growth Fund, International Opportunities Fund, Small Cap Growth Fund and World Innovators Fund, which commenced operations on February 1, 2016. Each class of shares for each Fund has identical rights and privileges except with respect to purchase minimums, distribution and service charges, shareholder services, voting rights on matters affecting a single class of shares, and the exchange and conversion features. The Funds have entered into an investment advisory agreement with Wasatch Advisors, Inc. (the “Advisor” or “Wasatch”) as investment advisor.

The Core Growth, Emerging India, Emerging Markets Select, Emerging Markets Small Cap, Frontier Emerging Small Countries, Global Opportunities, International Growth, International Opportunities, Large Cap Value, Long/Short, Micro Cap, Micro Cap Value, Small Cap Growth, Small Cap Value, Strategic Income, Ultra Growth and World Innovators Funds are referred to herein as the “Equity Funds.”

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant policies related to investments of the Funds held at June 30, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of Securities – All investments in securities are recorded at their estimated fair value as described in Note 8.

Foreign Currency Translations – Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Investment in Securities and Related Investment Income – Security transactions are accounted for on the trade date. Gains or losses on securities sold are determined on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities may be recorded after the ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premiums are amortized using the interest method. To the extent dividends received include return of capital or capital gain distributions, such distributions are recorded as a reduction to cost of the related security or as realized gain or loss.

New Accounting Pronouncements – In December 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2016-19-Technical Corrections and Improvements (“ASU 2016-19”), which is effective for interim periods for all entities beginning after December 15, 2016. ASU 2016-19 includes an amendment to Topic 820, Fair Value Measurement, which clarifies the difference between a valuation approach and a valuation technique when applying the guidance in Topic 820. That amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. The transition guidance for the amendment must be applied prospectively because it could potentially involve the use of hindsight that includes fair value measurements. Although still evaluating the potential impacts of ASU 2016-19 to the Funds, management expects that the impact of the Funds’ adoption will be limited to additional financial statement disclosures.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

SIGNIFICANT ACCOUNTING POLICIES (continued)

In October 2016, the Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is effective for financial statements filed with the SEC on or after August 1, 2017; adoption will have no effect on the Funds’ net assets or results of operations. Although still evaluating the potential impacts of the Investment Company Reporting Modernization rule on the Funds, management expects that the impact of the Funds’ adoption will be limited to additional financial statement disclosures.

3. SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements – The Funds may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase and the fund to resell the obligation at an agreed upon price and time. The market value of the collateral must be at least equal at all times to the total amount of the repurchase obligation, including interest. Generally, in the event of counterparty default, the fund has the right to use the collateral to offset losses incurred.

Short Sales – The Long/Short Fund and to a lesser extent the other Equity Funds may enter into short sales whereby a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Participation Notes – The Frontier Emerging Small Countries and the Global Opportunities Funds may invest in Participation Notes (P-Notes). P-Notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. P-Notes are issued by banks or broker-dealers and allow a fund to gain exposure to common stocks in markets in which the fund is currently not approved to directly invest, or in markets that prohibit direct investment by foreign purchasers (e.g. Saudi Arabia). While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights. Income received from P-Notes is recorded as dividend income in the Statement of Operations. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. Risks associated with P-Notes include the possible failure of a counterparty (i.e., the issuing bank or broker-dealer) to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem the notes before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock.

4. FINANCIAL DERIVATIVE INSTRUMENTS

Foreign Currency Contracts – The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Schedule of Investments. In addition, a fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FINANCIAL DERIVATIVE INSTRUMENTS (continued)

Options Transactions – The Equity Funds and the Income Fund may buy and sell put and call options and write covered put and call options, including over-the-counter options, on portfolio securities where the completion of the obligation is dependent upon the credit standing of another party. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Possible losses from uncovered written options may be unlimited. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Options written activity during the period ended June 30, 2017 was as follows:

	Options Outstanding at 9/30/2016	Written	Closed	Exercised	Expired	Options Outstanding at 6/30/2017
Large Cap Value Fund
Premium amount	$—	$99,363	$—	$—	$(99,363)	$—
Number of contracts	—	300	—	—	(300)	—

5. FEDERAL INCOME TAX INFORMATION

As of June 30, 2017 the cost and unrealized appreciation (depreciation) of securities on a tax basis were as follows:

	Core Growth Fund	Emerging India Fund	Emerging Markets Select Fund	Emerging Markets Small Cap Fund	Frontier Emerging Small Countries Fund	Global Opportunities Fund	International Growth Fund
Cost	$999,260,600	$149,225,380	$35,417,946	$465,502,452	$191,335,351	$73,303,850	$1,010,040,300

Gross appreciation	$551,222,155	$50,183,285	$9,818,841	$184,998,662	$73,928,210	$37,835,700	$465,174,252
Gross (depreciation)	(25,212,128)	(868,040)	$(747,988)	(18,092,731)	(3,694,464)	(1,887,636)	(47,369,965)

Net appreciation	$526,010,027	$49,315,245	$9,070,853	$166,905,931	$70,233,746	$35,948,064	$417,804,287

	International Opportunities Fund	Large Cap Value Fund	Long/Short Fund	Micro Cap Fund	Micro Cap Value Fund	Small Cap Growth Fund	Small Cap Value Fund
Cost	$390,898,114	$149,393,710	$132,611,142	$177,093,331	$140,936,017	$1,108,106,660	$266,530,390

Gross appreciation	$112,945,268	$32,009,805	$19,716,533	$123,510,775	$60,823,338	$626,741,084	$86,602,050
Gross (depreciation)	(10,334,912)	(2,558,878)	(16,738,011)	(9,590,155)	(2,546,254)	(68,602,055)	(7,695,077)

Net appreciation	$102,610,356	$29,450,927	$2,978,522	$113,920,620	$58,277,084	$558,139,029	$78,906,973

	Strategic Income Fund	Ultra Growth Fund	World Innovators Fund	Income Fund	U.S. Treasury Fund
Cost	$40,461,512	$76,089,204	$155,640,239	$96,357,280	$366,904,937

Gross appreciation	$7,043,257	$37,521,709	$33,756,607	$829,039	$2,864,564
Gross (depreciation)	(1,116,656)	(8,388,784)	(2,493,513)	(314,979)	(20,976,351)

Net appreciation (depreciation)	$5,926,601	$29,132,925	$31,263,094	$514,060	$(18,111,787)

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FEDERAL INCOME TAX INFORMATION (continued)

The difference between book-basis and tax-basis unrealized gains are primarily attributable to the tax deferral of losses on wash sales.

6. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Funds conducted transactions during the period ended June 30, 2017 with an “affiliated company” as so defined:

	Share Activity				Dividends Credited to Income for the period ended 6/30/2017	Gain (Loss) Realized on Sale of Shares for the period ended 6/30/2017
	Balance 9/30/2016	Purchases/ Additions	Sales/ Reductions	Balance 6/30/2017
Small Cap Growth Fund
Blue Nile, Inc.*	828,553	—	828,553	—	$—	$4,523,310
Chefs’ Warehouse, Inc. (The)*	1,897,093	—	728,200	1,168,893	—	(6,266,737)
Papa Murphy’s Holdings, Inc.*	1,042,768	—	1,042,768	—	—	(11,753,461)
Zumiez, Inc.*	1,265,079	—	415,691	849,388	—	(5,978,261)

*	This security was deemed to no longer meet the criteria of an affiliated company at the reporting date.

7. RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and cannot be sold without prior registration under the Securities Act or may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by a designated Pricing Committee of the Advisor (“Pricing Committee”), comprised of personnel of the Advisor, with oversight by the Board of Trustees and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At June 30, 2017, the Funds held the following restricted securities:

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
Core Growth Fund
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	$4,000,004	$3,812,900	0.25%

Emerging India Fund
AU Small Finance Bank Ltd.	Common Stock	6/27/17	$2,503,598	$2,365,754	1.18%

Micro Cap Value Fund
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	$—	$326,356	0.16%
Acetylon Pharmaceuticals, Inc.	Rights	12/21/16	—	—	—%
Regenacy Pharmaceuticals, LLC	LLC Membership Interest	12/21/16	30,001	51,475	0.03%
Synergetics USA, Inc.	Rights	10/14/15	71,250	18,750	0.01%
Vertex Energy, Inc., Pfd. Series B	Convertible Preferred Stock	6/22/15 – 4/13/17	1,626,969	1,449,787	0.73%
Vertex Energy, Inc.,	Warrants	6/22/15	95,000	15,000	0.01%
			$1,823,220	$1,861,368	0.94%

Small Cap Growth Fund
DataStax, Inc., Series E Pfd.	Preferred Stock	8/12/14	$8,000,002	$6,397,861	0.38%
DocuSign, Inc., Series B Pfd.	Preferred Stock	3/3/14	437,256	605,987	0.04%

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

RESTRICTED SECURITIES (continued)

	Security Type	Acquisition Date	Cost	Fair Value	Value as % of Net Assets
DocuSign, Inc., Series B-1 Pfd.	Preferred Stock	3/3/14	$130,983	$181,527	0.01%
DocuSign, Inc., Series D Pfd.	Preferred Stock	3/3/14	313,930	435,071	0.03%
DocuSign, Inc., Series E Pfd.	Preferred Stock	3/3/14	8,117,819	11,250,367	0.67%
DocuSign, Inc., Series F Pfd.	Preferred Stock	4/30/15	2,999,984	2,859,657	0.17%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	15,350,001	15,244,685	0.91%
ForeScout Technologies, Inc., Series G	Preferred Stock	11/25/15	6,000,003	9,232,329	0.55%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	2,545,385	2,202,575	0.13%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,150,913	1,122,476	0.07%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	2,000,000	1,301,491	0.08%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	184,939	210,524	0.01%
			$47,231,215	$51,044,550	3.05%

Strategic Income Fund
Star Asia Capital Corp Ltd.	Common Stock	2/22/07 - 5/11/15	$572,598	$498,000	1.07%

Ultra Growth Fund
Data Sciences International, Inc., Series B Pfd.	Preferred Stock	1/20/06	$399,811	$270,779	0.26%
Drilling Info Holdings, Inc., Series B Pfd.	Preferred Stock	9/5/13	1,150,001	1,142,110	1.08%
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	2,290,839	1,982,310	1.88%
Greenspring Global Partners III-B, L.P.	LP Interest	3/16/06 - 11/17/15	1,150,913	1,122,476	1.06%
Nanosys, Inc., Series D Pfd.	Preferred Stock	11/8/05	500,001	325,374	0.31%
Nanosys, Inc., Series E Pfd.	Preferred Stock	8/13/10	46,235	52,631	0.05%
			$5,537,800	$4,895,680	4.64%

World Innovators Fund
Greenspring Global Partners II-B, L.P.	LP Interest	10/10/03 - 3/31/17	$254,540	$220,261	0.12%

8. FAIR VALUE MEASUREMENTS AND INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds use various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Equity Securities (common and preferred stock) – Securities are valued as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern Time) on the valuation date. Equity securities and listed warrants are valued using a commercial pricing service at the last quoted sales price taken from the primary market in which each security trades and, with respect to equity securities traded on the National Association of Securities Dealer Automated Quotation system (“NASDAQ”), such securities are valued using the NASDAQ Official Closing Price (“NOCP”) or last sales price if no NOCP is available. If there are no sales on the primary exchange or market on a day, then the security shall be valued at the mean of the last bid and ask price on the primary exchange or market as provided by a pricing service. If the mean cannot be calculated or there is no trade activity on a day, then the security shall be valued at the previous trading day’s price as provided by a pricing service. In some instances, particularly on foreign exchanges, an official close or evaluated price may be used if the pricing service is unable to provide the last trade or most recent mean price. To the extent that these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Additionally, a fund’s investments are valued at fair value by the Pricing Committee if the Advisor determines that an event impacting the value of an investment occurred between the closing time of a security’s primary market or exchange (for example, a foreign exchange or market) and the time the fund’s share price is calculated. Significant events include, but are not limited to the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Pricing Committee determines the fair value of affected securities by considering factors including, but not limited to: index options and futures traded subsequent to the close; American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or other related receipts; currency spot or forward markets that trade after pricing of the foreign exchange; other derivative securities traded after the close such as Standard & Poor’s Depositary Receipts (“SPDRs”) and other exchange-traded funds (“ETFs”); and alternative market quotes on the affected securities. When applicable, the Funds use a systematic fair valuation model provided by an independent third party to assist in adjusting the valuation of foreign securities. When a Fund uses this fair value pricing method, the values assigned to the Fund’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges, and the securities are categorized in Level 2 of the fair value hierarchy. These valuation procedures apply equally to long or short equity positions in a fund.

Participation Notes – Investments are valued at the market price of the underlying security and categorized as Level 2 of the fair value hierarchy. Counterparty risk is regularly reviewed and considered for valuation.

Corporate Debt Securities – Investments are valued at current market value by a pricing service, or by using the last sale or bid price based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

Short-Term Notes – Investments maturing in 60 days or less at the time of purchase, are generally valued at amortized cost, unless it is determined that the amortized cost method would not represent fair value, in which case the securities are marked-to-market. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

Asset-Backed Securities – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications, new issue data, monthly payment information and collateral performance. Although most asset-backed securities are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

U.S. Government Issuers – Investments are priced using the closing bid as supplied by a pricing service based on observable inputs. Observable inputs may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data including market research publications. Although most U.S. government bonds are categorized in Level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as Level 3.

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Derivative Instruments – Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Exchange-traded options are valued at the last sale price in the market where they are principally traded. If there are no sales on the primary exchange or market on a given day, then the option is valued at the mean of the last bid price and ask price on the primary exchange or market as provided by a pricing service. Forward foreign currency contracts are valued at the market rate provided by the pricing service and categorized as Level 2.

Restricted Securities – If market quotations are not readily available for the Funds’ investments in securities such as restricted securities, private placements, securities for which trading has been halted or other illiquid securities, these investments are valued at fair value in accordance with Board-approved Pricing Policies and Procedures by the Pricing Committee with oversight by the Board of Trustees. Fair value is defined as the price that would be received upon the sale of an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date under current market conditions. For each applicable investment that is fair valued, the Pricing Committee considers, to the extent applicable, various factors including, but not limited to, the financial condition of the company or limited partnership, operating results, prices paid in follow-on rounds, comparable companies in the public market, the nature and duration of the restrictions for holding the securities, a stated net asset value (NAV) for the partnership, if applicable, and other relevant factors. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on days the NYSE is closed, which could result in differences between the value of a fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the fund for financial reporting purposes.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2017 in valuing the Funds’ assets and liabilities:

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2017
Core Growth Fund
Assets
Common Stocks		$1,497,663,586	$—	$—	$1,497,663,586
Preferred Stocks		—	—	3,812,900	3,812,900
Short-Term Investments		—	23,794,141	—	23,794,141

		$1,497,663,586	$23,794,141	$3,812,900	$1,525,270,627

Emerging India Fund
Assets
Common Stocks
	Diversified Banks	$15,054,939	$—	$2,365,754	$17,420,693
	Other	180,398,125	—	—	180,398,125
Short-Term Investments		—	721,807	—	721,807

		$195,453,064	$721,807	$2,365,754	$198,540,625

Emerging Markets Select Fund
Assets
Common Stocks
	Diversified Banks	$2,499,140	$854,008	$—	$3,353,148
	Health Care Facilities	1,264,194	419,459	—	1,683,653
	Other	37,040,761	—	—	37,040,761
Preferred Stocks		1,001,597	—	—	1,001,597
Short-Term Investments		—	1,409,640	—	1,409,640

		$41,805,692	$2,683,107	$—	$44,488,799

Emerging Markets Small Cap Fund
Assets
Common Stocks

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2017
	Consumer Finance	$28,195,076	$12,757,217	$—	$40,952,293
	Electronic Components	23,822,130	4,788,740	—	28,610,870
	Hotels, Resorts & Cruise Lines	6,975,270	8,290,564	—	15,265,834
	Pharmaceuticals	12,617,572	—	16,673	12,634,245
	Regional Banks	4,392,023	6,026,738	—	10,418,761
	Specialty Chemicals	5,267,129	9,356,623	—	14,623,752
	Other	495,504,225	—	—	495,504,225
Preferred Stocks		14,178,419	—	—	14,178,419
Warrants		219,984	—	—	219,984

		$591,171,828	$41,219,882	$16,673	$632,408,383

Frontier Emerging Small Countries Fund
Assets
Common Stocks
	Consumer Finance	$—	$3,321,204	$—	$3,321,204
	Food Retail	13,348,911	6,455,822	—	19,804,733
	Packaged Foods & Meats	11,442,700	5,435,531	—	16,878,231
	Pharmaceuticals	10,185,262	11,030,285	—	21,215,547
	Other	192,994,142	—	—	192,994,142
Preferred Stocks		7,355,240	—	—	7,355,240

		$235,326,255	$26,242,842	$—	$261,569,097

Global Opportunities Fund
Assets
Common Stocks
	Consumer Finance	$2,167,152	$1,300,824	$—	$3,467,976
	Specialty Chemicals	1,125,344	1,419,219	—	2,544,563
	Other	102,293,074	—	—	102,293,074
Warrants		21,453	—	—	21,453
Short-Term Investments		—	924,848	—	924,848

		$105,607,023	$3,644,891	$—	$109,251,914

International Growth Fund
Assets
Common Stocks
	Hotels, Resorts & Cruise Lines	$20,082,592	$21,763,097	$—	$41,845,689
	Specialty Chemicals	44,992,130	16,640,652	—	61,632,782
	Other	1,300,839,131	—	—	1,300,839,131
Short-Term Investments		—	23,526,985	—	23,526,985

		$1,365,913,853	$61,930,734	$—	$1,427,844,587

International Opportunities Fund
Assets
Common Stocks
	Advertising	$4,105,232	$2,457,628	$—	$6,562,860
	Diversified Banks	—	7,230,797	—	7,230,797
	Packaged Foods & Meats	23,109,930	2,713,460	—	25,823,390
	Pharmaceuticals	—	5,396,591	—	5,396,591
	Other	442,941,116	—	—	442,941,116
Short-Term Investments		—	5,553,716	—	5,553,716

		$470,156,278	$23,352,192	$—	$493,508,470

Large Cap Value Fund
Assets
Common Stocks		$175,470,123	$—	$—	$175,470,123
Short-Term Investments		—	3,374,514	—	3,374,514

		$175,470,123	$3,374,514	$—	$178,844,637

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2017
Long/Short Fund
Assets
Common Stocks		$104,606,743	$—	$—	$104,606,743
Limited Partnership Interest		2,697,748	—	—	2,697,748
Short-Term Investments		—	28,285,173	—	28,285,173

		$107,304,491	$28,285,173	$—	$135,589,664

Liabilities
Securities Sold Short		$(56,538,053)	$—	$—	$(56,538,053)

		$(56,538,053)	$—	$—	$(56,538,053)

Micro Cap Fund
Assets
Common Stocks		$291,013,951	$—	$—	$291,013,951

		$291,013,951	$—	$—	$291,013,951

Micro Cap Value Fund
Assets
Common Stocks		$188,213,061	$—	$—	$188,213,061
Convertible Preferred Stocks		—	—	1,449,787	1,449,787
Rights		—	37,732	345,106	382,838
Limited Liability Company Membership Interest		—	—	51,475	51,475
Warrants		—	—	15,000	15,000
Short-Term Investments		—	9,100,940	—	9,100,940

		$188,213,061	$9,138,672	$1,861,368	$199,213,101

Small Cap Growth Fund
Assets
Common Stocks		$1,615,201,139	$—	$—	$1,615,201,139
Preferred Stocks		—	—	47,719,499	47,719,499
Limited Partnership Interest[1]		—	—	—	3,325,051

		$1,615,201,139	$—	$47,719,499	$1,666,245,689

Small Cap Value Fund
Assets
Common Stocks		$336,561,969	$—	$—	$336,561,969
Limited Partnership Interest		5,496,138	—	—	5,496,138
Short-Term Investments		—	3,379,256	—	3,379,256

		$342,058,107	$3,379,256	$—	$345,437,363

Strategic Income Fund
Assets
Common Stocks
	Diversified REITs	$928,849	$—	$498,000	$1,426,849
	Other	32,087,181	—	—	32,087,181
Limited Partnership Interest		3,956,075	—	—	3,956,075
Limited Liability Company Membership Interest		367,254	—	—	367,254
Exchange-Traded Funds		50,216	—	—	50,216
Short-Term Investments		—	8,500,538	—	8,500,538

		$37,389,575	$8,500,538	$498,000	$46,388,113

Ultra Growth Fund
Assets
Common Stocks		$100,326,449	$—	$—	$100,326,449
Limited Partnership Interest[1]		—	—		3,104,786
Preferred Stocks		—	—	1,790,894	1,790,894

		$100,326,449	$—	$1,790,894	$105,222,129

World Innovators Fund
Assets

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2017
Common Stocks		$155,626,375	$—	$—	$155,626,375
Preferred Stocks		276,363	—	—	276,363
Limited Partnership Interest[1]		—	—	—	220,261
Exchange-Traded Funds		94,155	—	—	94,155
Short-Term Investments		—	30,686,179	—	30,686,179

		$155,996,893	$30,686,179	$—	$186,903,333

Income Fund
Assets
Corporate Bonds		$—	$52,891,588	$—	$52,891,588
Asset-Backed Securities		—	12,965,540	1,004,688	13,970,228
Mortgage-Backed Securities		—	11,629,737	—	11,629,737
U.S. Treasury Notes		—	7,872,879	—	7,872,879
U.S. Government Agency Securities		—	4,569,926	—	4,569,926
Municipal Bonds		—	3,611,225	—	3,611,225
U.S. Treasury Inflation Protected Bonds		—	2,000,190	—	2,000,190
Short-Term Investments		—	325,567	—	325,567

		$—	$95,866,652	$1,004,688	$96,871,340

U.S. Treasury Fund
Assets
U.S. Government Obligations		$—	$345,672,353	$—	$345,672,353
Short-Term Investments		—	3,120,797	—	3,120,797

		$—	$348,793,150	$—	$348,793,150

[1]	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

Fund	Fair Value at 06/30/2017	Unfunded Commitments		Redemption Frequency (if currently eligible)	Redemption Notice Period
Small Cap Growth Fund
Limited Partnership Interests[1]	$3,325,051	$45,000	[2]	—	—
Ultra Growth Fund
Limited Partnership Interests[1]	$3,104,786	$45,000	[2]	—	—
World Innovators Fund
Limited Partnership Interests[1]	$220,261	$—		—	—

[1]	The fair values of these limited partnership interests have been estimated using the net asset value of the Fund’s Limited Partner’s Capital Account. These limited partnership interests can never be redeemed. Distributions from each limited partnership will be received as the underlying investments are liquidated. It is estimated that the underlying assets of the limited partnerships will be liquidated over the next one to five years.

[2]	In December 2005, the Small Cap Growth and Ultra Growth Funds entered into subscription agreements to acquire limited partnership interests in Greenspring Global Partners III-B, L.P. The remaining commitment amounts at June 30, 2017 were $45,000 per Fund. Securities held by the Funds have been designated to meet these unfunded commitments as indicated in the Schedules of Investments.

If the securities of an Asset Class are all the same level, the asset class is shown in total. If the securities of an Asset Class cross levels, the level with the smallest number of categories and with multiple levels within a category is displayed by category. The remaining categories that do not cross levels are combined into the “Other” category.

The valuation techniques used by the Funds to measure fair value for the period ended June 30, 2017 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. The table below shows the significant transfers between Level 1 and Level 2 due to fair valuation in certain foreign markets pursuant to a systematic valuation model.

Fund	Transfers Out Of Level 1 at Market Value	Transfers Into Level 2 at Market Value
Emerging Markets Select Fund	854,008	854,008
Emerging Markets Small Cap Fund	6,026,738	6,026,738
Frontier Emerging Small Countries Fund	14,259,468	14,259,468
International Opportunities Fund	8,110,052	8,110,052

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Transfers Out Of Level 2 at Market Value	Transfers Into Level 1 at Market Value
Frontier Emerging Small Countries Fund	12,288,391	12,288,391
International Opportunities Fund	3,913,061	3,913,061
Small Cap Growth Fund	47,933,014	47,933,014

There were transfers of $670,810 in the Emerging India Fund and $1,124,558 in the Global Opportunities Fund from Level 3 to Level 1 due to a change in pricing strategy on a private company that came public. This transfer amount represents the beginning of the period value for ICICI Prudential Life Insurance Co. Ltd., which transferred to Level 1 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There were transfers of $572,597 in the Strategic Income Fund from Level 2 to Level 3 due to a reincorporation. This transfer amount represents the value for Star Asia Capital Corp Ltd., which transferred to Level 3 during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

There were transfers out of Level 3 of $3,635,554 in the Small Cap Growth Fund, $3,388,501 in the Ultra Growth Fund and $247,043 in the World Innovators Fund due to a change that eliminates the requirement to categorize within the fair value hierarchy investments whose fair values are measured at net asset value per share (or its equivalent) using the practical expedient. This transfer amount represents the beginning of the period value for Greenspring Global Partners II-B, L.P. and Greenspring Global Partners III-B, L.P, which transferred during the period in order to properly represent the activity on the Level 3 Rollforward presented below.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Funds during the period ended June 30, 2017:

Fund	Market Value Beginning Balance 9/30/2016	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2017
Core Growth Fund
Preferred Stocks	$3,257,725	$—	$—	$—	$—	$555,175	$—	$—	$3,812,900	$555,175
Warrants	193,457	—	(1,463)	—	1,463	(193,457)	—	—	—	—

	3,451,182	—	(1,463)	—	1,463	361,718	—	—	3,812,900	555,175

Emerging India Fund
Common Stocks	670,810	2,503,598	—	—	—	(137,844)	—	(670,810)	2,365,754	(137,844)

	670,810	2,503,598	—	—	—	(137,844)	—	(670,810)	2,365,754	(137,844)

Emerging Markets Small Cap Fund
Common Stocks	16,783	—	—	—	—	(110)	—	—	16,673	(110)

	16,783	—	—	—	—	(110)	—	—	16,673	(110)

Global Opportunities Fund
Common Stocks	1,124,588	—	—	—	—	—	—	(1,124,588)	—	—

	1,124,588	—	—	—	—	—	—	(1,124,588)	—	—

Micro Cap Fund
Warrants	16,031	—	(169)	—	(1,941)	(13,921)	—	—	—	—

	16,031	—	(169)	—	(1,941)	(13,921)	—	—	—	—

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Market Value Beginning Balance 9/30/2016	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2017
Micro Cap Value Fund
Convertible Preferred Stock	$1,387,781	$75,225	$—	$—	$—	$(13,219)	$—	$—	$1,449,787	$(13,219)
Rights	37,500	—	—	—	—	307,606	—	—	345,106	307,606
Limited Liability Company Membership Interest	—	30,001	—	—	—	21,474	—	—	51,475	21,474
Preferred Stocks	1,379,998	—	(809,588)	—	309,589	(879,999)	—	—	—	—
Warrants	25,000	—	—	—	—	(10,000)	—	—	15,000	(10,000)

	2,830,279	105,226	(809,588)	—	309,589	(574,138)	—	—	1,861,368	305,861

Small Cap Growth Fund
Preferred Stocks	37,948,338	—	—	—	—	9,771,161	—	—	47,719,499	9,771,161
Limited Partnership Interest	3,635,554	—	—	—	—	—	—	(3,635,554)	—	—
Warrants	484,816	—	(3,833)	—	(3,545)	(477,438)	—	—	—	—

	42,068,708	—	(3,833)	—	(3,545)	9,293,723	—	(3,635,554)	47,719,499	9,771,161

Small Cap Value Fund
Warrants	108,300	—	(819)	—	819	—	—	—	108,300	(108,300)

	108,300	—	(819)	—	819	—	—	—	108,300	(108,300)

Strategic Income Fund
Common Stocks	—	—	—	—	—	(74,597)	572,597	—	498,000	(74,597)
Corporate Bonds	314	—	(340)	—	(151,652)	151,678	—	—	—	—

	314	—	(340)	—	(151,652)	77,081	572,597	—	498,000	(74,597)

Ultra Growth Fund
Preferred Stocks	1,251,300	—	—	—	—	539,594	—	—	1,790,894	539,594
Limited Partnership Interest	3,388,501	—	—	—	—	—	—	(3,388,501)	—	—
Warrants	20,924	—	(181)	—	(845)	(19,898)	—	—	—	—

	4,660,725	—	(181)	—	(845)	519,696	—	(3,388,501)	1,790,894	539,594

World Innovators Fund
Limited Partnership Interest	247,043	—	—	—	—	—	—	(247,043)	—	—

	247,043	—	—	—	—	—	—	(247,043)	—	—

WASATCH FUNDS – Notes to Financial Statements	JUNE 30, 2017 (UNAUDITED)

FAIR VALUE MEASUREMENTS AND INVESTMENTS (continued)

Fund	Market Value Beginning Balance 9/30/2016	Purchases at Cost	Sales (Proceeds)	Accrued Discounts (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers in at Market Value	Transfers out at Market Value	Market Value Ending Balance 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 6/30/2017
Income Fund
Asset-Backed Securities	$—	$1,000,000	$—	$—	$—	$4,688	$—	$—	$1,004,688	$4,688

	—	1,000,000	—	—	—	4,688	—	—	1,004,688	4,688

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

Fund	Description	Fair Value at 6/30/2017	Valuation Technique	Unobservable Input	Range (Average)
Core Growth Fund	Direct Venture Capital Investments: Systems Software	$3,812,900	Market comparable companies	EV/R* multiple Discount for lack of marketability	5.7 - 9.6 (7.7) 20%

Emerging India Fund	Common Stock: Diversified Banks	$2,365,754	Discount to market	Discount for lack of marketability	5%

Micro Cap Value Fund	Rights: Pharmaceuticals	$326,356	Probability of receipt	Probability of receipt	50%

Micro Cap Value Fund	Private Investment in a Public Equity: Oil & Gas Refining & Marketing	$1,449,787	Bond model with call option	Bond model with call option	100%

Small Cap Growth Fund	Direct Venture Capital Investments: Biotechnology	$1,512,015	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.1 - 13.1 (5.6) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Computer Services Software & Systems	$6,397,861	Liquidation preference	Probability weighting	80%

Small Cap Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$15,244,685	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.3 - 10.3 (6.0) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$15,332,608	Market comparable companies	EV/R* multiple Discount for lack of marketability	5.7 - 9.6 (7.7) 20%

Small Cap Growth Fund	Direct Venture Capital Investments: Systems Software	$9,232,329	Market comparable companies	EV/R* multiple Discount for lack of marketability	4.2 - 7.7 (6.0) 20%

Strategic Income Fund	Common Stock: Diversified REITs	$498,000	Last trade	Last trade	100%

Ultra Growth Fund	Direct Venture Capital Investments: Biotechnology	$378,005	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.1 - 13.1 (5.6) 20%

Ultra Growth Fund	Direct Venture Capital Investments: Health Care Technology	$270,778	Probability of completion of repurchase	Discount to repurchase amount	20%

Ultra Growth Fund	Direct Venture Capital Investments: Oil & Gas Equipment & Services	$1,142,110	Market comparable companies	EV/R* multiple Discount for lack of marketability	1.3 - 10.3 (6.0) 20%

Income Fund	Asset Backed Security	$1,004,688	Broker bid	Broker bid	100%

*	Enterprise-Value-To-Revenue Multiple – (“EV/R”) is a measure of the value of a stock that compares a company’s enterprise value to its revenue.

Changes in multiples may change the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of an investment.

The Funds’ other Level 3 investments have been valued using observable inputs, unadjusted third-party transactions and quotations or unadjusted historical third party information. No unobservable inputs internally developed by the Funds have been applied to these investments, thus they have been excluded from the above table.

Other information regarding the Funds is available in the Funds’ most recent Prospectus and Report to Shareholders. This information is available on the Funds’ web site at www.wasatchfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASATCH FUNDS TRUST

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel S. Stewart, Jr.
Samuel S. Stewart, Jr.
President (principal executive officer) of Wasatch Funds Trust

Date: August 29, 2017

By:	/s/ Cindy B. Firestone
Cindy B. Firestone
Treasurer (principal financial officer) of Wasatch Funds Trust

Date: August 29, 2017